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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2016

Item 1. Schedule of Investments.

Portfolio of Investments

CMG Ultra Short Term Bond Fund

October 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 50.8%

Aerospace & Defense 0.4%

L-3 Communications Corp.
05/28/17	1.500%	$6,056,000	$6,062,492

Automotive 0.9%
Daimler Finance North America LLC (a)(b)
08/01/17	1.226%	7,500,000	7,505,048
Ford Motor Credit Co. LLC
10/05/18	2.551%	8,000,000	8,096,152
Total			15,601,200

Banking 16.1%

American Express Credit Corp. (a)
03/18/19	1.407%	10,000,000	10,023,360
Australia and New Zealand Banking Group Ltd. (a)(b)
01/10/17	1.256%	7,000,000	6,999,755
BB&T Corp. (a)
02/01/19	1.546%	10,000,000	10,033,130
Bank of America Corp. (a)
04/01/19	1.716%	15,000,000	15,041,715
Bank of Montreal (a)
07/18/19	1.532%	10,000,000	10,013,330
Bank of New York Mellon Corp. (The) (a)
03/06/18	1.275%	3,310,000	3,315,203
05/22/18	1.191%	6,000,000	6,005,664
Bank of Nova Scotia (The) (a)
01/15/19	1.710%	6,834,000	6,884,155
Barclays Bank PLC (a)
02/17/17	1.384%	3,542,000	3,545,868
Capital One NA (a)
02/05/18	1.458%	7,500,000	7,507,215
Citigroup, Inc. (a)
05/15/18	2.517%	12,000,000	12,208,908
Cooperatieve Rabobank UA (a)
04/28/17	1.220%	7,000,000	7,003,409
DNB Bank ASA (b)
04/03/17	3.200%	3,975,000	4,008,748
Discover Bank
02/21/18	2.000%	5,000,000	5,016,125
Fifth Third Bank
02/28/18	1.450%	10,000,000	9,996,600
Goldman Sachs Group, Inc. (The) (a)
11/15/18	1.917%	10,000,000	10,083,020
HSBC USA, Inc.
08/07/18	2.000%	8,500,000	8,537,502
Huntington National Bank (The)
06/30/18	2.000%	8,000,000	8,045,664
ING Bank NV (a)(b)
03/22/19	1.996%	6,050,000	6,122,521

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Banking (continued)

JPMorgan Chase & Co. (a)
03/22/19	1.706%	$14,000,000	$14,110,516
KeyBank NA
11/25/16	1.100%	7,950,000	7,950,867
Lloyds Bank PLC
03/28/17	4.200%	6,000,000	6,072,960
Manufacturers & Traders Trust Co.
07/25/17	1.400%	7,752,000	7,761,264
Morgan Stanley (a)
01/24/19	1.732%	10,000,000	10,049,320
PNC Bank NA
01/27/17	1.125%	10,025,000	10,028,729
Royal Bank of Canada (a)
02/03/17	1.019%	10,000,000	10,005,500
State Street Corp.
04/30/17	5.375%	8,000,000	8,169,352
SunTrust Banks, Inc.
01/20/17	3.500%	7,751,000	7,776,981
Toronto-Dominion Bank (The) (a)
07/23/18	1.422%	7,500,000	7,519,402
01/22/19	1.542%	2,336,000	2,354,060
U.S. Bancorp
05/15/17	1.650%	5,000,000	5,010,975
US Bank NA (a)
01/30/17	1.117%	5,000,000	5,000,490
Wells Fargo & Co. (a)
04/23/18	1.512%	11,500,000	11,537,145
Westpac Banking Corp. (a)
12/01/17	1.212%	7,000,000	7,002,121
Total			270,741,574

Cable and Satellite 0.5%

Comcast Corp.
01/15/17	6.500%	8,090,000	8,181,377

Chemicals 0.8%

Eastman Chemical Co.
06/01/17	2.400%	7,720,000	7,773,863
Rohm & Haas Co.
09/15/17	6.000%	4,951,000	5,142,237
Total			12,916,100

Construction Machinery 1.1%

Caterpillar Financial Services Corp. (a)
02/23/18	1.517%	9,125,000	9,189,185
John Deere Capital Corp.
01/13/17	2.000%	10,000,000	10,020,760
Total			19,209,945

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Diversified Manufacturing 1.4%

General Electric Co. (a)
01/09/17	1.156%	$14,000,000	$14,010,962
United Technologies Corp. (a)(c)
11/01/19	1.236%	10,000,000	10,014,920
Total			24,025,882

Electric 3.1%

Berkshire Hathaway Energy Co.
05/15/17	1.100%	5,000,000	5,005,115
Dominion Resources, Inc.
03/15/17	1.250%	7,170,000	7,171,735
Duke Energy Progress LLC (a)
03/06/17	1.035%	6,250,000	6,254,438
Exelon Corp.
06/09/17	1.550%	5,000,000	5,004,260
National Rural Utilities Cooperative Finance Corp. (a)
11/23/16	1.117%	7,000,000	7,001,141
NextEra Energy Capital Holdings, Inc.
06/01/17	1.586%	5,000,000	5,012,640
Southern California Edison Co.
11/01/17	1.250%	2,000,000	2,003,228
Southern Co. (The)
08/15/17	1.300%	7,250,000	7,253,755
WEC Energy Group, Inc.
06/15/18	1.650%	7,307,000	7,336,674
Total			52,042,986

Food and Beverage 3.2%

Anheuser-Busch InBev Finance, Inc. (a)
01/27/17	1.076%	5,000,000	5,000,830
02/01/19	1.157%	180,000	179,800
Anheuser-Busch InBev Worldwide, Inc.
07/15/17	1.375%	5,000,000	5,014,705
Diageo Capital PLC
05/11/17	1.500%	8,000,000	8,021,112
General Mills, Inc.
02/15/17	5.700%	5,000,000	5,066,740
Kraft Heinz Foods Co.
06/30/17	1.600%	5,000,000	5,010,345
Molson Coors Brewing Co.
05/01/17	2.000%	4,581,000	4,599,539
PepsiCo, Inc. (a)
07/17/17	1.130%	7,500,000	7,509,487
10/13/17	1.228%	5,034,000	5,048,458
SABMiller Holdings, Inc. (b)
01/15/17	2.450%	7,605,000	7,627,176
Total			53,078,192

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Health Care 2.2%

AmerisourceBergen Corp.
05/15/17	1.150%	$7,500,000	$7,503,907
Becton Dickinson and Co.
12/15/17	1.800%	6,000,000	6,026,106
Cardinal Health, Inc.
06/15/18	1.950%	5,630,000	5,674,438
Express Scripts Holding Co.
06/02/17	1.250%	5,000,000	5,001,640
McKesson Corp.
03/10/17	1.292%	5,000,000	5,001,860
Medtronic, Inc. (a)
02/27/17	0.919%	7,000,000	7,002,667
Total			36,210,618

Healthcare Insurance 1.3%

Aetna, Inc. (a)
12/08/17	0.000%	7,500,000	7,532,715
Anthem, Inc.
02/15/17	2.375%	5,000,000	5,015,520
UnitedHealth Group, Inc.
07/16/18	1.900%	10,000,000	10,087,850
Total			22,636,085

Integrated Energy 1.3%

BP Capital Markets PLC (a)
05/10/18	1.317%	6,044,000	6,055,163
09/26/18	1.487%	2,500,000	2,511,538
Petro-Canada
05/15/18	6.050%	1,078,000	1,148,885
Suncor Energy, Inc.
06/01/18	6.100%	3,922,000	4,193,763
Total Capital International SA
01/10/17	1.000%	7,500,000	7,499,925
Total			21,409,274

Life Insurance 2.7%

American International Group, Inc.
05/18/17	5.450%	7,000,000	7,155,302
Metropolitan Life Global Funding I (a)(b)
04/10/17	1.256%	10,000,000	10,011,650
New York Life Global Funding (b)
04/27/18	1.300%	10,000,000	10,001,620
Pricoa Global Funding I (b)
09/21/18	1.900%	10,000,000	10,083,990
Principal Life Global Funding II (b)
09/11/17	1.500%	8,000,000	8,012,352
Total			45,264,914

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Media and Entertainment 1.2%

21st Century Fox America, Inc.
05/18/18	7.250%	$570,000	$619,221
British Sky Broadcasting Group PLC (b)
02/15/18	6.100%	5,000,000	5,256,130
Scripps Networks Interactive, Inc.
12/15/16	2.700%	6,727,000	6,739,803
Thomson Reuters Corp.
09/29/17	1.650%	7,000,000	7,017,913
Total			19,633,067

Midstream 1.8%

Columbia Pipeline Group, Inc.
06/01/18	2.450%	5,000,000	5,021,060
Enterprise Products Operating LLC
05/07/18	1.650%	6,000,000	5,997,480
Kinder Morgan Finance Co. LLC (b)
01/15/18	6.000%	5,000,000	5,239,295
Plains All American Pipeline LP
01/15/17	6.125%	4,803,000	4,844,700
Southern Natural Gas Co. LLC (b)
04/01/17	5.900%	4,864,000	4,945,613
TransCanada PipeLines Ltd. (a)
01/12/18	1.664%	5,000,000	5,018,750
Total			31,066,898

Natural Gas 0.7%

NiSource Finance Corp.
03/15/18	6.400%	5,000,000	5,315,720
Sempra Energy
06/15/18	6.150%	6,500,000	6,948,611
Total			12,264,331

Pharmaceuticals 2.8%

AbbVie, Inc.
11/06/17	1.750%	7,250,000	7,275,883
Actavis Funding SCS (a)
03/12/18	1.925%	5,000,000	5,045,130
Amgen, Inc.
11/15/16	2.500%	7,500,000	7,504,452
Baxalta, Inc.
06/22/18	2.000%	4,550,000	4,572,222
Baxalta, Inc. (a)
06/22/18	1.646%	850,000	852,344
Gilead Sciences, Inc.
12/01/16	3.050%	7,000,000	7,011,049
Merck & Co., Inc. (a)
05/18/18	1.161%	6,935,000	6,969,245

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Pharmaceuticals (continued)

Roche Holdings, Inc. (b)
09/29/17	1.350%	$7,500,000	$7,521,750
Total			46,752,075

Property & Casualty 1.7%

Berkshire Hathaway Finance Corp. (a)
01/12/18	1.174%	12,000,000	12,035,748
Chubb INA Holdings, Inc.
02/15/17	5.700%	9,548,000	9,669,365
Hartford Financial Services Group, Inc. (The)
03/15/17	5.375%	5,005,000	5,075,305
Travelers Companies, Inc. (The)
05/15/18	5.800%	1,720,000	1,834,767
Total			28,615,185

Railroads 0.3%

Canadian National Railway Co. (a)
11/14/17	0.987%	5,000,000	5,005,110

Retail REIT 0.5%

Simon Property Group LP
01/30/17	2.800%	9,000,000	9,000,000

Retailers 1.8%

CVS Health Corp.
12/05/16	1.200%	7,000,000	7,001,261
Lowes Companies, Inc. (a)
09/14/18	1.456%	8,000,000	8,069,976
Target Corp.
05/01/17	5.375%	7,831,000	7,998,724
Wal-Mart Stores, Inc.
04/21/17	1.000%	7,500,000	7,504,200
Total			30,574,161

Technology 2.7%

Apple, Inc.
05/05/17	1.050%	10,000,000	10,014,040
Cisco Systems, Inc. (a)
03/01/19	1.342%	10,000,000	10,055,900
Hewlett Packard Enterprise Co. (a)(b)
10/05/17	2.598%	5,000,000	5,045,730
International Business Machines Corp.
09/14/17	5.700%	10,000,000	10,401,010
Oracle Corp. (a)
01/15/19	1.460%	10,000,000	10,082,610
Total			45,599,290

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Transportation Services 0.4%

ERAC U.S.A. Finance LLC (b)
03/15/17	2.750%	$570,000	$573,321
10/15/17	6.375%	5,100,000	5,329,265
Total			5,902,586

Wirelines 1.9%

AT&T, Inc.
03/15/17	2.400%	5,350,000	5,377,231
AT&T, Inc. (a)
03/30/17	1.258%	9,000,000	9,008,667
Deutsche Telekom International Finance BV
08/20/18	6.750%	5,490,000	5,995,739
Verizon Communications, Inc. (a)
06/17/19	1.627%	12,000,000	12,104,352
Total			32,485,989
Total Corporate Bonds & Notes (Cost: $853,635,681)			$854,279,331

Residential Mortgage-Backed Securities - Agency —%

Federal Home Loan Mortgage Corp. (a)
02/01/36	2.689%	186,537	198,303
Federal National Mortgage Association (a)
03/01/34	3.255%	137,851	140,853
Total Residential Mortgage-Backed Securities - Agency (Cost: $323,194)			$339,156

Residential Mortgage-Backed Securities - Non-Agency 0.6%

COLT Mortgage Loan Trust CMO Series 2016-2 Class A1 (a)(b)
09/25/46	2.750%	5,242,272	5,274,882
Mill City Mortgage Trust Series 2015-2 Class A1 (b)
09/25/57	3.000%	5,515,688	5,561,534
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $10,813,161)			$10,836,416

Commercial Mortgage-Backed Securities - Non-Agency 3.4%

CFCRE Commercial Mortgage Trust Series 2016-C4 Class A1
05/10/58	1.501%	2,891,102	2,887,537
COBALT CMBS Commercial Mortgage Trust Series 2007-C2 Class A3 (a)
04/15/47	5.484%	8,203,361	8,248,269

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Commercial Mortgage Pass Through Certificates Series 2014-CR14 Class A1
02/10/47	1.330%	$1,437,662	$1,437,301
Commercial Mortgage Pass-Through Certificates Series 2013-LC6 Class A2
01/10/46	1.906%	4,600,000	4,629,164
Commercial Mortgage Trust
Series 2013-CR10 Class A1
08/10/46	1.278%	1,290,035	1,288,449
Series 2013-LC6 Class A1
01/10/46	0.724%	752,487	751,350
Series 2014-CR19 Class A1
08/10/47	1.415%	6,184,018	6,182,300
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A1
08/15/46	1.260%	2,757,307	2,746,506
Series 2014-C19 Class A1
04/15/47	1.266%	2,341,427	2,340,619
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17 Class A1
08/15/47	1.551%	1,083,190	1,085,281
Morgan Stanley Capital I Trust Series 2007-HQ11 Class A4
02/12/44	5.447%	1,555,415	1,553,645
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3 Class A2
08/10/49	1.852%	15,625,000	15,681,128
Series 2013-C5 Class A1
03/10/46	0.779%	1,965,320	1,959,570
WF-RBS Commercial Mortgage Trust Series 2014-C20 Class A1
05/15/47	1.283%	5,836,930	5,830,531
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $56,584,767)			$56,621,650

Asset-Backed Securities - Non-Agency 25.8%

ARI Fleet Lease Trust (b)
Series 2014-A Class A2
11/15/22	0.810%	476,185	475,746
Series 2016-A Class A2
07/15/24	1.820%	6,960,000	6,978,351
Academic Loan Funding Trust Series 2012-1A Class A1 (a)(b)
12/27/22	1.334%	1,500,697	1,501,138
Access Group, Inc. (a)
Series 2004A Class A2
04/25/29	1.142%	2,648,117	2,624,010
Series 2005-1 Class A3
06/22/22	1.016%	3,615,117	3,594,260
Ally Auto Receivables Trust
Series 2015-1 Class A2
02/15/18	0.920%	1,177,374	1,177,232
Series 2016-2 Class A2

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

10/15/18	1.170%	$5,524,683	$5,527,299
Ally Master Owner Trust
Series 2012-4 Class A
07/15/19	1.720%	6,666,000	6,684,725
Series 2012-5 Class A
09/15/19	1.540%	18,988,000	19,032,039
Series 2014-3 Class A
03/15/19	1.330%	5,716,000	5,715,937
Series 2014-5 Class A2
10/15/19	1.600%	10,850,000	10,884,838
Ally Master Owner Trust (a)
Series 2014-1 Class A1
01/15/19	1.005%	3,370,000	3,370,645
AmeriCredit Automobile Receivables Trust
Series 2015-3 Class A2A
01/08/19	1.070%	2,910,788	2,907,752
AmeriCredit Automobile Receivables Trust (a)
Series 2016-3 Class A2B
11/08/19	1.089%	3,000,000	3,000,000
AmeriCredit Automobile Receivables Series 2016-1 Class A2A
06/10/19	1.520%	1,588,270	1,591,192
American Credit Acceptance Receivables Trust (b)
Series 2015-2 Class A
06/12/19	1.570%	1,134,608	1,132,682
Series 2015-3 Class A
09/12/19	1.950%	1,345,358	1,347,924
Series 2016-1A Class A
05/12/20	2.370%	1,610,711	1,616,399
Series 2016-3 Class A
11/12/20	1.700%	3,933,296	3,928,131
Ascentium Equipment Receivables LLC Series 2015-2A Class A2 (b)
12/11/17	1.570%	3,754,598	3,755,863
Ascentium Equipment Receivables Trust Series 2016-2A Class A1 (b)
11/10/17	1.100%	5,500,000	5,500,000
Bank of the West Auto Trust Series 2015-1 Class A2A (b)
04/16/18	0.870%	923,845	923,671
Barclays Dryrock Issuance Trust Series 2014-1 Class A (a)
12/16/19	0.895%	7,500,000	7,502,249
CCG Receivables Trust (b)
Series 2014-1 Class A2
11/15/21	1.060%	1,873,795	1,871,478
Series 2015-1 Class A2
11/14/18	1.460%	6,807,711	6,797,412
CNH Equipment Trust
Series 2014-C Class A3
11/15/19	1.050%	6,942,513	6,932,201
Series 2015-B Class A2A
08/15/18	0.840%	547,563	547,193
Series 2015-B Class A3
07/15/20	1.370%	4,000,000	4,007,508
Series 2015-C Class A2A
12/17/18	1.100%	3,268,595	3,265,791

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Series 2016-B Class A2A
10/15/19	1.310%	$3,400,000	$3,400,317
Series 2016-C Class A2
02/18/20	1.260%	5,825,000	5,822,541
California Republic Auto Receivables Trust
Series 2013-2 Class A2
03/15/19	1.230%	1,167,422	1,168,250
Series 2015-3 Class A2
07/16/18	1.140%	3,790,501	3,791,266
Series 2016-1 Class A2
12/17/18	1.500%	9,119,351	9,135,935
California Republic Auto Receivables Trust (b)
Series 2015-4 Class A2
09/17/18	1.600%	1,294,262	1,296,322
Capital Auto Receivables Asset Trust
Series 2013-4 Class A3
03/20/18	1.090%	174,770	174,729
Series 2015-2 Class A1A
10/20/17	0.990%	813,184	812,632
Capital Auto Receivables Asset Trust (a)
Series 2015-2 Class A1B
10/20/17	0.926%	562,757	562,548
CarMax Auto Owner Trust
Series 2013-3 Class A3
04/16/18	0.970%	342,410	342,386
Series 2015-3 Class A2A
11/15/18	1.100%	2,071,694	2,070,264
Series 2016-4 Class A2
11/15/19	1.210%	3,300,000	3,297,303
Chesapeake Funding II LLC (b)
Series 2016-1A Class A1
03/15/28	2.110%	7,065,000	7,071,893
Series 2016-2A Class A1
06/15/28	1.880%	5,150,000	5,137,975
Chesapeake Funding LLC Series 2014-1A Class A (a)(b)
03/07/26	0.946%	5,102,426	5,100,909
Chrysler Capital Auto Receivables Trust Series 2016-BA Class A2 (b)(c)
01/15/20	1.360%	4,210,000	4,209,570
Conn’s Receivables Funding LLC (b)
Series 2016-A Class A
04/16/18	4.680%	1,306,138	1,308,898
Series 2016-B Class A
10/15/18	3.730%	5,650,000	5,654,604
DT Auto Owner Trust (b)
Series 2015-2A Class A
09/17/18	1.240%	389,345	389,323
Series 2016-1A Class A
09/16/19	2.000%	2,953,816	2,952,803
Series 2016-2A Class A
08/15/19	1.730%	3,854,730	3,849,190
Series 2016-4A Class A
11/15/19	1.440%	6,515,000	6,511,735
Dell Equipment Finance Trust (b)
Series 2015-1 Class A2
07/24/17	1.010%	441,864	441,837
Series 2015-2 Class A2A
12/22/17	1.420%	1,457,303	1,458,762

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Series 2016-1 Class A2
09/24/18	1.430%	$1,800,000	$1,799,625
Discover Card Execution Note Trust Series 2014-A2 Class A2 (a)
08/15/19	1.017%	11,325,000	11,330,322
Drive Auto Receivables Trust (b)
Series 2015-DA Class A3
12/17/18	1.590%	1,820,444	1,820,384
Series 2016-BA Class A2
08/15/18	1.380%	3,522,669	3,521,354
Enterprise Fleet Financing LLC (b)
Series 2014-1 Class A2
09/20/19	0.870%	836,272	835,484
Series 2014-2 Class A2
03/20/20	1.050%	2,287,112	2,281,064
Series 2015-1 Class A2
09/20/20	1.300%	8,709,053	8,703,671
Series 2015-2 Class A2
02/22/21	1.590%	4,904,973	4,905,204
Series 2016-2 Class A2
02/22/22	1.740%	2,825,000	2,829,950
Exeter Automobile Receivables Trust (b)
Series 2014-3A Class A
01/15/19	1.320%	509,906	509,295
Series 2015-1A Class A
06/17/19	1.600%	994,776	995,124
Series 2015-2A Class A
11/15/19	1.540%	2,329,229	2,321,410
Series 2015-3A Class A
03/16/20	2.000%	3,040,471	3,048,906
Series 2016-1A Class A
07/15/20	2.350%	2,542,436	2,544,470
Series 2016-3A Class A
11/16/20	1.840%	3,430,000	3,426,441
First Investors Auto Owner Trust (b)
Series 2015-1A Class A3
11/16/20	1.710%	2,570,000	2,574,477
Series 2015-2A Class A1
12/16/19	1.590%	4,068,105	4,068,157
Flagship Credit Auto Trust Series 2016-3 Class A1 (b)
12/15/19	1.610%	9,016,433	9,006,265
Ford Credit Floorplan Master Owner Trust A
Series 2012-2 Class 2
01/15/19	1.920%	3,970,000	3,976,506
Series 2014-1 Class A1
02/15/19	1.200%	5,259,000	5,257,289
GM Financial Automobile Leasing Trust Series 2015-1 Class A2
12/20/17	1.100%	2,244,466	2,244,286
Harley-Davidson Motorcycle Trust
Series 2015-1 Class A2A
01/15/19	0.800%	639,471	639,250
Series 2015-2 Class A3
03/16/20	1.300%	5,210,000	5,212,471
Hertz Fleet Lease Funding LP (a)(b)
Series 2013-3 Class A
12/10/27	1.079%	2,455,128	2,456,053

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Series 2014-1 Class A
04/10/28	0.929%	$4,663,553	$4,665,023
Series 2015-1 Class A
07/10/29	1.099%	6,656,344	6,669,511
John Deere Owner Trust Series 2015-B Class A2
06/15/18	0.980%	1,948,360	1,946,642
MMAF Equipment Finance LLC (b)
Series 2015-AA Class A2
09/18/17	0.960%	343,934	343,822
Series 2016-AA Class A1
05/15/17	0.750%	1,195,451	1,194,240
Navitas Equipment Receivables LLC Series 2016-1 Class A2 (b)
06/15/21	2.200%	8,000,000	7,992,816
New York City Tax Lien Trust (b)
Series 2015-A Class A
11/10/28	1.340%	1,588,341	1,585,126
Series 2016-A Class A
11/10/29	1.470%	2,800,000	2,793,882
OneMain Direct Auto Receivables Trust Series 2016-1A Class A (b)
01/15/21	2.040%	1,474,052	1,477,839
Prestige Auto Receivables Trust (b)
Series 2015-1 Class A2
02/15/19	1.090%	58,513	58,507
Series 2016-1A Class A3
06/15/20	1.990%	3,250,000	3,254,697
SLM Private Education Loan Trust (a)(b)
Series 2013-A Class A1
08/15/22	1.135%	3,500,395	3,499,647
Series 2013-B Class A1
07/15/22	1.185%	4,635,333	4,628,405
Series 2013-C Class A1
02/15/22	1.385%	1,795,711	1,795,530
Series 2014-A Class A1
07/15/22	1.135%	568,732	568,393
SLM Student Loan Trust (a)
Series 2005-3 Class A5
10/25/24	0.972%	12,825,172	12,745,392
Series 2006-1 Class A4
07/25/19	0.972%	2,675,004	2,658,926
Series 2012-6 Class A2
09/25/19	0.814%	383,989	383,833
SLM Student Loan Trust (a)(b)
Series 2003-12 Class A5
09/15/22	1.130%	1,707,333	1,702,865
Series 2004-8A Class A5
04/25/24	1.382%	10,642,264	10,645,435
SMB Private Education Loan Trust (a)(b)
Series 2015-B Class A1
02/15/23	1.235%	2,072,493	2,072,783
Series 2016-A Class A1
05/15/23	1.235%	2,846,059	2,845,773
Series 2016-B Class A1
11/15/23	1.185%	3,153,709	3,153,708
Santander Drive Auto Receivables Trust
Series 2015-1 Class A3

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

02/15/19	1.270%	$8,159,761	$8,156,407
Series 2015-3 Class A2A
09/17/18	1.020%	56,270	56,258
Series 2015-4 Class A2A
12/17/18	1.200%	1,999,357	1,998,016
Series 2016-2 Class A2A
07/15/19	1.380%	2,645,544	2,647,518
Series 2016-3 Class A2
11/15/19	1.340%	2,970,000	2,968,859
SoFi Professional Loan Program LLC (b)
Series 2016-B Class A2A
03/25/31	1.680%	8,246,164	8,253,492
Series 2016-C Class A2A
05/26/31	1.480%	3,486,519	3,486,238
SunTrust Auto Receivables Trust Series 2015-1A Class A2 (b)
06/15/18	0.990%	1,579,258	1,578,617
TCF Auto Receivables Owner Trust (b)
Series 2015-1A Class A2
08/15/18	1.020%	394,037	393,987
Series 2015-2A Class A2
01/15/19	1.640%	1,536,363	1,535,144
Series 2016-1A Class A2
11/15/19	1.390%	4,575,000	4,572,874
Volkswagen Auto Lease Trust Series 2015-A Class A2A
06/20/17	0.870%	598,930	598,897
Volvo Financial Equipment LLC Series 2016-1A Class A2 (b)
10/15/18	1.440%	2,100,000	2,101,939
Wells Fargo Dealer Floorplan Master Note Trust Series 2014-1 Class A (a)
07/20/19	0.906%	5,000,000	4,991,836
Westlake Automobile Receivables Trust (b)
Series 2015-2A Class A2A
07/16/18	1.280%	1,520,681	1,518,909
Series 2016-1A Class A2A
01/15/19	1.820%	4,835,785	4,832,020
Series 2016-3A Class A2
10/15/19	1.420%	5,530,000	5,526,785
Wheels SPV 2 LLC (b)
Series 2014-1A Class A2
03/20/23	0.840%	1,207,363	1,206,472
Series 2015-1A Class A2
04/22/24	1.270%	3,419,864	3,420,598
World Omni Automobile Lease Securitization Trust
Series 2015-A Class A2A
05/15/18	1.060%	3,321,213	3,320,333
World Omni Automobile Lease Securitization Trust (a)
Series 2016-A Class A2B
02/15/19	0.945%	4,525,000	4,525,000
Total Asset-Backed Securities - Non-Agency (Cost: $432,727,707)			$432,836,110

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations 6.0%

U.S. Treasury
01/31/17	0.875%	$53,700,000	$53,777,543
06/15/17	0.875%	46,300,000	46,386,812
Total U.S. Treasury Obligations (Cost: $100,149,238)			$100,164,355

U.S. Government & Agency Obligations 6.7%

Federal Farm Credit Banks (a)
10/22/18	0.589%	23,755,000	23,738,681
02/25/19	0.804%	24,735,000	24,815,809
03/15/19	0.685%	15,190,000	15,184,987
Federal Home Loan Mortgage Corp.
03/08/17	1.000%	49,500,000	49,599,149
Total U.S. Government & Agency Obligations (Cost: $113,232,512)			$113,338,626

Foreign Government Obligations 1.8%

Canada 1.8%

Province of Nova Scotia
01/26/17	5.125%	10,000,000	10,092,200
Province of Ontario
12/15/17	3.150%	10,000,000	10,229,130
Province of Quebec
11/14/16	5.125%	10,000,000	10,015,216
Total			30,336,546
Total Foreign Government Obligations (Cost: $30,319,644)			$30,336,546

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.6%

California 0.3%

University of California Revenue Bonds Taxable Series 2011Y-1 (a)
07/01/41	0.994%	5,000,000	5,000,200

Illinois 0.3%
State of Illinois Unlimited General Obligation Bonds Taxable Series 2011
03/01/17	5.365%	5,000,000	5,062,350
Total Municipal Bonds (Cost: $10,047,446)			$10,062,550

	Shares	Value

Money Market Funds 8.1%

Columbia Short-Term Cash Fund, 0.463% (d)(e)	136,170,186	$136,170,186
Total Money Market Funds (Cost: $136,170,186)		$136,170,186

Total Investments (Cost: $1,744,003,536) (f)	$1,744,984,926(g)
Other Assets & Liabilities, Net	(64,469,155)
Net Assets	$1,680,515,771

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At October 31, 2016, the value of these securities amounted to $353,355,407 or 21.03% of net assets.

(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)	The rate shown is the seven-day current annualized yield at October 31, 2016.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	100,312,375	370,759,635	(334,902,535)	711	136,170,186	110,955	136,170,186

(f)

At October 31, 2016, the cost of securities for federal income tax purposes was approximately $1,744,004,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,586,000
Unrealized Depreciation	(605,000)
Net Unrealized Appreciation	$981,000

(g)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data. Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	854,279,331	—	854,279,331
Residential Mortgage-Backed Securities - Agency	—	339,156	—	339,156
Residential Mortgage-Backed Securities - Non-Agency	—	10,836,416	—	10,836,416
Commercial Mortgage-Backed Securities - Non-Agency	—	56,621,650	—	56,621,650
Asset-Backed Securities - Non-Agency	—	432,836,110	—	432,836,110
U.S. Treasury Obligations	100,164,355	—	—	100,164,355
U.S. Government & Agency Obligations	—	113,338,626	—	113,338,626
Foreign Government Obligations	—	30,336,546	—	30,336,546
Municipal Bonds	—	10,062,550	—	10,062,550
Investments measured at net asset value
Money Market Funds	—	—	—	136,170,186
Total Investments	100,164,355	1,508,650,385	—	1,744,984,926

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
2,799,631	—	—	2,799,631

Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia AMT-Free Oregon Intermediate Muni Bond Fund

October 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.4%
AIRPORT 2.8%
Port of Portland
Refunding Revenue Bonds
Portland International Airport
Series 2015-23
07/01/28	5.000%	$1,240,000	$1,521,914
07/01/31	5.000%	1,750,000	2,101,785
07/01/32	5.000%	2,000,000	2,387,380
Revenue Bonds
Passenger Facility Charge
Series 2011
07/01/27	5.500%	6,635,000	7,682,268
Total			13,693,347
HIGHER EDUCATION 4.5%
City of Forest Grove
Refunding Revenue Bonds
Campus Improvement Pacific University Project
Series 2014
05/01/34	5.250%	1,000,000	1,127,340
Series 2015
05/01/30	5.000%	550,000	642,323
Oregon Health & Science University
Revenue Bonds
Series 2012A
07/01/18	5.000%	1,000,000	1,064,050
Series 2012E
07/01/32	5.000%	7,000,000	8,123,640
Oregon Health & Science University (a)
Revenue Bonds
Capital Appreciation-Independent School District
Series 1996A (NPFGC)
07/01/21	0.000%	9,000,000	7,911,990
Oregon State Facilities Authority
Refunding Revenue Bonds
University Portland
Series 2015A
04/01/31	5.000%	530,000	620,349
University of Portland
Series 2015A
04/01/30	5.000%	500,000	588,835
Revenue Bonds
Linfield College Project
Series 2015A
10/01/24	5.000%	1,390,000	1,644,453
Total			21,722,980
HOSPITAL 12.8%
Astoria Hospital Facilities Authority
Refunding Revenue Bonds
Columbia Memorial Hospital
Series 2012
08/01/17	4.000%	810,000	824,467
08/01/18	4.000%	745,000	773,921
08/01/19	4.000%	855,000	904,598
08/01/20	4.000%	915,000	982,664
08/01/21	4.000%	725,000	787,857
08/01/26	5.000%	1,200,000	1,348,308

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

HOSPITAL (CONTINUED)
08/01/27	5.000%	$1,260,000	$1,409,726
08/01/31	5.000%	2,860,000	3,142,454
Deschutes County Hospital Facilities Authority Refunding Revenue Bonds St. Charles Health System Series 2016
01/01/33	4.000%	500,000	539,795
Hospital Facilities Authority of Multnomah County Revenue Bonds Adventist Health West Series 2009A
09/01/21	5.000%	3,685,000	4,081,838
Klamath Falls Intercommunity Hospital Authority
Refunding Revenue Bonds
Sky Lakes Medical Center Project
Series 2012
09/01/18	5.000%	1,195,000	1,278,650
09/01/19	5.000%	1,255,000	1,384,717
09/01/22	5.000%	500,000	591,655
Series 2016
09/01/28	5.000%	265,000	321,482
09/01/30	5.000%	430,000	513,257
09/01/31	5.000%	200,000	236,642
09/01/32	5.000%	270,000	317,944
Oregon Health & Science University Refunding Revenue Bonds Series 2016B
07/01/34	5.000%	4,000,000	4,811,960
Oregon State Facilities Authority
Refunding Revenue Bonds
Legacy Health Project
Series 2011A
05/01/20	5.250%	5,000,000	5,678,550
PeaceHealth Project
Series 2009A
11/01/17	5.000%	4,450,000	4,631,827
11/01/19	5.000%	3,695,000	4,111,352
Series 2014A
11/15/29	5.000%	1,600,000	1,901,856
Samaritan Health Services
Series 2010A
10/01/22	5.000%	3,450,000	3,847,302
Oregon State Facilities Authority (b)
Refunding Revenue Bonds
Legacy Health Project
Series 2016A
06/01/33	5.000%	1,600,000	1,869,984
06/01/34	5.000%	3,185,000	3,708,009
Samaritan Health Services Project
Series 2016
10/01/31	5.000%	2,430,000	2,797,756
Salem Hospital Facility Authority
Revenue Bonds
Salem Hospital Project
Series 2006A
08/15/27	5.000%	3,500,000	3,500,000

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Series 2008A
08/15/18	5.250%	$2,500,000	$2,693,225
Salem Hospital Facility Authority (b)
Refunding Revenue Bonds
Salem Health Project
Series 2016A
05/15/30	5.000%	1,000,000	1,183,960
05/15/31	5.000%	1,025,000	1,204,170
Total			61,379,926
INDEPENDENT POWER 1.3%
Western Generation Agency
Revenue Bonds
Wauna Cogeneration Project
Series 2006A
01/01/20	5.000%	3,235,000	3,237,750
01/01/21	5.000%	3,000,000	3,004,260
Total			6,242,010
INVESTOR OWNED 0.9%
Port of Morrow Refunding Revenue Bonds Portland General Electric Series 1998A
05/01/33	5.000%	3,750,000	4,232,513

LOCAL GENERAL OBLIGATION 31.8%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis Unlimited General Obligation Refunding Bonds Series 2007 (AGM)
06/15/20	5.000%	5,000,000	5,679,750
Blue Mountain Community College District Unlimited General Obligation Bonds Series 2015
06/15/29	4.000%	1,000,000	1,122,430
Boardman Park & Recreation District Unlimited General Obligation Bonds Series 2015
06/15/35	5.250%	3,400,000	3,802,628
Canyonville South Umpqua Rural Fire Protection District Unlimited General Obligation Bonds Series 2001
07/01/31	5.400%	610,000	610,775
Central Oregon Community College
Limited General Obligation Bonds
Series 2014
06/01/29	5.000%	500,000	594,565
Unlimited General Obligation Bonds
Series 2010
06/15/24	4.750%	2,580,000	2,907,325

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Chemeketa Community College District Unlimited General Obligation Refunding Bonds Series 2015
06/15/26	4.000%	$1,745,000	$2,018,494
Chemeketa Community College Unlimited General Obligation Refunding Bonds Series 2014
06/15/26	5.000%	1,100,000	1,343,441
City of Hillsboro Limited General Obligation Refunding Bonds Series 2012
06/01/25	4.000%	1,875,000	2,093,887
City of Lebanon
Unlimited General Obligation Refunding Bonds
Series 2015
06/01/26	5.000%	1,675,000	2,060,116
06/01/27	5.000%	1,715,000	2,100,240
City of Madras
Unlimited General Obligation Refunding Bonds
Series 2013
02/15/24	4.000%	745,000	820,014
02/15/27	4.500%	500,000	554,775
City of Portland
Limited General Obligation Bonds
Limited Tax Sellwood Bridge Project
Series 2014
06/01/24	5.000%	1,985,000	2,461,281
Limited Tax General Obligation Refunding Bonds
Series 2011A
06/01/23	5.000%	6,140,000	7,156,047
Unlimited General Obligation Refunding Bonds
Public Safety Projects and Emergency Facilities
Series 2014
06/15/24	5.000%	1,885,000	2,353,875
City of Portland (a)
Limited Tax General Obligation Bonds
Series 2001B
06/01/18	0.000%	4,000,000	3,923,920
06/01/19	0.000%	4,000,000	3,863,840
06/01/20	0.000%	4,000,000	3,795,040
City of Redmond Limited General Obligation Bonds Series 2014A
06/01/27	5.000%	685,000	819,918
City of Salem
Limited General Obligation Bonds
Series 2009
06/01/26	5.000%	3,315,000	3,631,582
Unlimited General Obligation Bonds
Series 2009
06/01/19	5.000%	2,025,000	2,228,047
06/01/20	5.000%	880,000	968,810

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
City of Sisters Limited General Obligation Refunding Bonds Series 2016
12/01/35	4.000%	$620,000	$675,657
Clackamas County School District No. 108 Estacada Unlimited General Obligation Refunding Bonds Series 2005 (AGM)
06/15/25	5.500%	2,485,000	3,248,640
Clackamas County School District No. 12 North Clackamas
Unlimited General Obligation Refunding Bonds
Series 2014
06/15/29	5.000%	1,500,000	1,805,100
Unlimited General Obligation Refunding Notes
Series 2016
06/15/32	4.000%	2,000,000	2,226,160
Clackamas County School District No. 46 Oregon Trail
Unlimited General Obligation Bonds
Series 2009A
06/15/25	5.000%	4,350,000	4,788,045
06/15/26	5.000%	3,000,000	3,297,180
Clackamas County School District No. 62 Limited General Obligation Refunding Bonds Series 2014
06/01/34	5.000%	1,770,000	2,072,581
Columbia Gorge Community College District
Unlimited General Obligation Refunding Bonds
Series 2012
06/15/18	3.000%	810,000	835,645
06/15/19	2.500%	1,010,000	1,046,249
County of Lane
Limited General Obligation Bonds
Series 2009A
11/01/24	5.000%	1,000,000	1,122,080
11/01/25	5.000%	1,140,000	1,275,934
Deschutes & Jefferson Counties School District No. 2J Redmond Unlimited General Obligation Bonds Series 2004B (NPFGC) (a)
06/15/22	0.000%	2,335,000	2,138,790
Hood River County School District Refunding Unlimited General Obligation Bonds Series 2016
06/15/30	4.000%	1,125,000	1,274,681
Jackson County School District No. 549C Medford Unlimited General Obligation Refunding Bonds Series 2015
12/15/23	5.000%	1,000,000	1,237,330
Jackson County School District No. 9 Eagle Point
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/20	5.500%	1,000,000	1,151,110
06/15/21	5.500%	1,410,000	1,672,457

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Jefferson County School District No. 509J Unlimited General Obligation Bonds Madras Series 2013B
06/15/28	5.000%	$2,095,000	$2,513,413
Josephine County School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC)
12/15/16	5.000%	1,000,000	1,005,275
Klamath Falls City Schools Unlimited General Obligation Refunding Bonds Series 2015A
06/15/28	4.000%	500,000	568,410
Lane & Douglas Counties School District No. 45J3
Unlimited General Obligation Refunding Bonds
South Lane
Series 2012
06/15/20	3.000%	1,000,000	1,065,570
06/15/21	3.000%	1,610,000	1,735,596
Lane & Douglas Counties School District No. 45J3 (a)
Unlimited General Obligation Bonds
Deferred Interest
Series 2016A
06/15/34	0.000%	1,000,000	549,340
06/15/36	0.000%	1,000,000	508,930
Lane Community College
Unlimited General Obligation Bonds
Series 2009
06/15/17	4.250%	2,195,000	2,242,807
06/15/18	4.250%	2,000,000	2,106,420
Series 2012
06/15/23	5.000%	1,000,000	1,199,690
Lane County School District No. 1 Pleasant Hill Unlimited General Obligation Bonds Series 2014B (a)
06/15/29	0.000%	1,775,000	1,294,082
Lane County School District No. 19 Springfield
Unlimited General Obligation Bonds
Series 2015A
06/15/31	5.000%	2,000,000	2,402,780
Lane County School District No. 19 Springfield (a)
Unlimited General Obligation Bonds
Series 2015B
06/15/33	0.000%	3,770,000	2,232,179
Unlimited General Obligation Refunding Bonds
Series 2015D
06/15/24	0.000%	2,305,000	1,962,454
06/15/28	0.000%	1,480,000	1,080,489
Marion & Clackamas Counties School District No. 4J Silver Falls Unlimited General Obligation Refunding Bonds Series 2013
06/15/21	4.000%	2,785,000	3,120,258

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Multnomah County School District No. 7 Reynolds Unlimited General Obligation Bonds Deferred Interest Series 2015B (a)
06/15/30	0.000%	$4,000,000	$2,524,720
Pacific Communities Health District
Unlimited General Obligation Bonds
Series 2016
06/01/31	5.000%	775,000	939,920
06/01/32	5.000%	845,000	1,020,811
Polk Marion & Benton Counties School District No. 13J Central
Unlimited General Obligation Refunding Bonds
Series 2015
02/01/27	4.000%	750,000	854,655
02/01/28	4.000%	1,000,000	1,129,990
Rogue Community College District
Unlimited General Obligation Bonds
Series 2016B
06/15/31	4.000%	330,000	369,696
06/15/32	4.000%	455,000	506,042
Umatilla County School District No. 16R Pendleton
Unlimited General Obligation Bonds
Series 2014A
06/15/30	5.000%	1,110,000	1,326,983
06/15/31	5.000%	2,890,000	3,437,077
Umatilla County School District No. 8R Hermiston Unlimited General Obligation Bonds Series 2010
06/15/29	4.500%	2,360,000	2,569,214
Union County School District No. 1 La Grande Unlimited General Obligation Bonds Series 2015
06/15/30	4.000%	1,000,000	1,105,860
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/19	5.000%	850,000	935,969
06/15/21	5.000%	6,575,000	7,663,688
Washington & Multnomah Counties School District No. 48J Beaverton
Limited General Obligation Refunding Notes
Series 2016
06/01/30	4.000%	860,000	969,315
Unlimited General Obligation Bonds
Series 2014
06/15/33	5.000%	4,000,000	4,717,320
Unlimited General Obligation Refunding Bonds
Series 2012-B
06/15/23	4.000%	4,090,000	4,657,815
Washington County School District No. 1 West Union Unlimited General Obligation Refunding Bonds Hillsboro Series 2012
06/15/20	4.000%	1,400,000	1,543,430

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Washington County School District No. 15 Forest Grove Unlimited General Obligation Bonds Series 2012A
06/15/24	5.000%	$1,780,000	$2,126,708
Yamhill Clackamas & Washington Counties School District No. 29J Newberg Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC)
06/15/21	5.500%	1,000,000	1,189,920
Yamhill County School District No. 40 McMinnville Unlimited General Obligation Bonds Series 2016
06/15/28	4.000%	1,000,000	1,158,300
Total			153,113,565
MULTI-FAMILY 2.1%
City of Forest Grove Revenue Bonds Oak Tree Foundation Project Series 2007
03/01/37	5.500%	3,915,000	3,943,775
City of Portland Revenue Bonds Headwaters Apartments Project Series 2005A
04/01/25	5.000%	1,440,000	1,458,951
Oregon State Facilities Authority
Refunding Revenue Bonds
College Housing Northwest Projects
Series 2013A
10/01/18	4.000%	740,000	768,675
10/01/19	4.000%	780,000	822,159
10/01/20	4.000%	810,000	863,160
10/01/22	4.000%	875,000	949,769
Oregon State Facilities Authority (c)
Revenue Bonds
College Housing NW Project
Series 2016A
10/01/36	5.000%	1,000,000	1,111,450
Total			9,917,939
MUNICIPAL POWER 1.3%
Central Lincoln People’s Utility District JATC, Inc.
Revenue Bonds
Series 2016
12/01/33	5.000%	350,000	414,453
12/01/34	5.000%	400,000	471,896
12/01/35	5.000%	410,000	482,250
12/01/36	5.000%	440,000	515,997
City of Eugene Electric Utility System Refunding Revenue Bonds Series 2016A
08/01/31	4.000%	750,000	844,020
Northern Wasco County Peoples Utility District
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MUNICIPAL POWER (CONTINUED)
Series 2016
12/01/31	5.000%	$1,455,000	$1,745,811
12/01/36	5.000%	1,545,000	1,810,647
Total			6,285,074
PORTS 1.5%
Port of Morrow
Limited General Obligation Bonds
Series 2013
06/01/22	4.000%	425,000	437,338
06/01/23	4.000%	440,000	451,524
06/01/24	4.000%	460,000	471,132
06/01/25	4.000%	480,000	490,113
06/01/26	4.000%	500,000	509,465
06/01/27	4.000%	515,000	524,332
06/01/28	4.000%	250,000	254,192
Limited General Obligation Refunding Bonds
Series 2016
12/01/27	5.000%	615,000	714,089
12/01/28	5.000%	645,000	743,891
12/01/29	5.000%	340,000	390,718
12/01/30	5.000%	335,000	384,446
12/01/31	5.000%	375,000	428,640
12/01/36	5.000%	1,160,000	1,307,227
Total			7,107,107
PREP SCHOOL 0.2%
Oregon State Facilities Authority (c)
Revenue Bonds
Redmond Proficiency Academy Project
Series 2015
06/15/25	4.750%	200,000	205,258
06/15/35	5.500%	540,000	554,126
Total			759,384
REFUNDED / ESCROWED 15.7%
City of Eugene Electric Utility System
Prerefunded 08/01/21 Revenue Bonds
Series 2011A
08/01/28	5.000%	2,200,000	2,587,618
08/01/29	5.000%	3,410,000	4,010,808
City of Portland Prerefunded 04/01/18 Revenue Bonds Broadway Project LLC Series 2008A
04/01/23	6.250%	3,250,000	3,571,100
Clackamas & Washington Counties School District No. 3 Prerefunded 06/15/19 Unlimited General Obligation Bonds West Linn-Wilsonville Series 2009
06/15/24	5.000%	4,150,000	4,577,699

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
Clackamas County School District No. 12 North Clackamas Prerefunded 06/15/17 Unlimited General Obligation Bonds Series 2007B (AGM)
06/15/22	5.000%	$4,000,000	$4,106,080
Columbia Multnomah & Washington Counties School District No. 1J
Prerefunded 06/15/19 Unlimited General Obligation Bonds
Scappoose School District 1J
Series 2009
06/15/23	5.000%	1,000,000	1,103,610
06/15/24	5.000%	1,165,000	1,285,706
06/15/25	5.000%	1,275,000	1,407,103
Deschutes County Administrative School District No. 1 Bend-La Pine Prerefunded 06/15/17 Unlimited General Obligation Bonds Series 2007 (NPFGC)
06/15/20	4.500%	5,000,000	5,117,700
Deschutes County Hospital Facilities Authority Prerefunded 01/01/19 Revenue Bonds Cascade Health Services, Inc. Series 2008
01/01/23	7.375%	2,000,000	2,274,420
Hospital Facilities Authority of Multnomah County Prerefunded 12/01/16 Revenue Bonds Terwilliger Plaza Project Series 2006A
12/01/26	5.250%	1,400,000	1,405,264
Jackson County School District No. 549C Medford
Prerefunded 06/15/18 Unlimited General Obligation Bonds
Series 2008
06/15/27	4.625%	1,500,000	1,591,155
06/15/28	4.625%	1,660,000	1,760,878
Oregon State Lottery
Prerefunded 04/01/18 Revenue Bonds
Series 2008A
04/01/24	5.000%	3,130,000	3,312,041
Prerefunded 04/01/19 Revenue Bonds
Series 2009A
04/01/21	5.000%	2,500,000	2,736,600
04/01/27	5.000%	4,000,000	4,378,560
Puerto Rico Public Finance Corp. Unrefunded Revenue Bonds Commonwealth Appropriation Series 2002E Escrowed to Maturity (d)
08/01/26	6.000%	5,000,000	6,623,250
State of Oregon Department of Administrative Services Prerefunded 05/01/19 Certificate of Participation Series 2009A
05/01/23	5.000%	3,100,000	3,402,994

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
State of Oregon Department of Transportation Prerefunded 05/15/19 Revenue Bonds Senior Lien Series 2009A
11/15/27	4.750%	$7,000,000	$7,663,390
Tri-County Metropolitan Transportation District of Oregon Prerefunded 09/01/19 Revenue Bonds Series 2009A
09/01/21	4.250%	1,815,000	1,979,530
Virgin Islands Public Finance Authority Prerefunded 10/01/18 Revenue Bonds Series 1989A (d)
10/01/18	7.300%	330,000	357,621
Washington Clackamas & Yamhill Counties School District No. 88J Prerefunded 06/15/17 Unlimited General Obligation Bonds Sherwood Series 2007B (NPFGC)
06/15/23	4.500%	8,125,000	8,316,262
Washington County School District No. 1 West Union Prerefunded 06/15/17 Unlimited General Obligation Bonds Capital Appreciation-Hillsboro Series 2006 (NPFGC) (a)
06/15/25	0.000%	2,565,000	1,775,749
Total			75,345,138
RETIREMENT COMMUNITIES 2.6%
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/34	5.125%	4,000,000	4,385,080
Terwilliger Plaza, Inc.
Series 2012
12/01/20	5.000%	1,250,000	1,338,112
12/01/22	5.000%	500,000	560,045
Series 2016
12/01/30	5.000%	325,000	386,484
12/01/36	5.000%	900,000	1,051,335
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Rogue Valley Manor
Series 2013
10/01/22	5.000%	625,000	729,787
10/01/23	5.000%	645,000	762,203
10/01/24	5.000%	455,000	532,100
Polk County Hospital Facility Authority
Revenue Bonds
Dallas Retirement Village Project
Series 2015
07/01/20	3.625%	1,000,000	1,001,500
Series 2015A
07/01/35	5.125%	1,240,000	1,280,201

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RETIREMENT COMMUNITIES (CONTINUED)
Yamhill County Hospital Authority Refunding Revenue Bonds Friendsview Retirement Community Series 2016
11/15/26	4.000%	$500,000	$513,450
Total			12,540,297
SINGLE FAMILY 0.8%
State of Oregon Housing & Community Services Department
Revenue Bonds
Single Family Mortgage Program
Series 2008G
07/01/28	5.200%	45,000	46,282
Series 2010A
07/01/27	5.250%	255,000	267,243
Series 2011A
07/01/25	5.250%	2,370,000	2,596,501
Series 2011B
07/01/28	5.250%	790,000	846,856
Total			3,756,882
SPECIAL NON PROPERTY TAX 6.0%
Oregon State Lottery
Refunding Revenue Bonds
Series 2014B
04/01/27	5.000%	1,750,000	2,122,960
Series 2015D
04/01/27	5.000%	2,500,000	3,099,075
04/01/29	5.000%	2,000,000	2,447,040
Revenue Bonds
Series 2012B
04/01/18	3.000%	3,600,000	3,710,808
State of Oregon Department of Transportation Refunding Revenue Bonds Series 2015A
11/15/30	5.000%	8,000,000	9,767,360
Territory of Guam Revenue Bonds Series 2011A (d)
01/01/31	5.000%	1,100,000	1,200,672
Tri-County Metropolitan Transportation District of Oregon
Refunding Revenue Bonds
Senior Lien
Series 2016
09/01/31	4.000%	1,000,000	1,132,820
09/01/32	4.000%	1,250,000	1,405,575
Revenue Bonds
Series 2009A
09/01/18	4.000%	1,000,000	1,056,540
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan Notes-Senior Lien Series 2010A (d)
10/01/25	5.000%	3,000,000	2,960,850
Total			28,903,700

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX 4.3%
City of Keizer Special Assessment Bonds Keizer Station Area Series 2008A
06/01/31	5.200%	$2,935,000	$3,092,991
City of Portland
Refunding Tax Allocation Bonds
2nd Lien-Downtown Water
Series 2011
06/15/18	5.000%	3,095,000	3,291,316
Senior Lien-Oregon Convention Center
Series 2011
06/15/20	5.000%	4,305,000	4,860,948
Series 2015
06/15/24	5.000%	1,480,000	1,678,572
Tax Allocation Bonds
Central Eastside
Series 2011B
06/15/26	5.000%	1,580,000	1,777,089
06/15/27	5.000%	1,370,000	1,534,496
Lents Town Center
Series 2010B
06/15/25	5.000%	1,550,000	1,726,622
06/15/26	5.000%	1,440,000	1,598,083
Veneta Urban Renewal Agency Revenue Bonds Urban Renewal Series 2001
02/15/21	5.625%	1,100,000	1,102,651
Total			20,662,768
STATE GENERAL OBLIGATION 2.7%
State of Oregon
Unlimited General Obligation Bonds
Article XI-Q
Series 2016F
05/01/32	5.000%	2,405,000	2,963,224
Series 2015F
05/01/30	5.000%	5,565,000	6,800,764
Unlimited General Obligation Notes
Higher Education
Series 2016C
08/01/33	5.000%	750,000	923,730
Series 2016A
08/01/31	3.500%	500,000	535,850
08/01/32	3.500%	500,000	531,425
State of Oregon (a)
Unlimited General Obligation Bonds
State Board of Higher Education
Series 2001A
08/01/17	0.000%	1,050,000	1,043,952
Total			12,798,945
TRANSPORTATION 1.8%
Tri-County Metropolitan Transportation District of Oregon
Revenue Bonds
Capital Grant Receipt

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TRANSPORTATION (CONTINUED)
Series 2011A
10/01/25	5.000%	$4,775,000	$5,492,635
10/01/27	5.000%	3,000,000	3,414,480
Total			8,907,115
WATER & SEWER 5.3%
City of Albany
Limited General Obligation Refunding Bonds
Series 2013
08/01/22	4.000%	1,240,000	1,408,628
08/01/23	4.000%	1,290,000	1,481,023
City of Eugene Water Utility System
Refunding Revenue Bonds
Utility System
Series 2016
08/01/31	4.000%	165,000	185,231
08/01/32	4.000%	500,000	556,285
City of Portland Water System Revenue Bonds Series 2014A
05/01/28	4.000%	3,390,000	3,794,020
City of Woodburn Wastewater
Refunding Revenue Bonds
Series 2011A
03/01/18	3.000%	1,115,000	1,141,069
03/01/19	5.000%	3,490,000	3,780,752
03/01/22	5.000%	4,620,000	5,380,128
Clackamas River Water
Revenue Bonds
Series 2016
11/01/32	5.000%	200,000	238,412
11/01/33	5.000%	265,000	314,558
11/01/34	5.000%	250,000	295,702
11/01/35	5.000%	225,000	265,381
11/01/36	5.000%	200,000	235,394
Guam Government Waterworks Authority Revenue Bonds Series 2016 (d)
07/01/36	5.000%	700,000	800,891
Metropolitan Wastewater Management Commission Refunding Revenue Bonds Series 2016
11/01/25	4.000%	3,900,000	4,600,440
Washington County Clean Water Services Refunding Revenue Bonds Senior Lien Series 2016
10/01/28	5.000%	800,000	1,037,568
Total			25,515,482
Total Municipal Bonds (Cost: $447,266,707)			$472,884,172

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes 0.4%
Salem Hospital Facility Authority Revenue Bonds Salem Hospital Project VRDN Series 2008B (e)
08/15/34	0.640%	$2,000,000	$2,000,000

Total Floating Rate Notes (Cost: $2,000,000)			$2,000,000

	Shares	Value

Money Market Funds 0.7%
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.380% (f)	3,514,150	$3,514,150

Total Money Market Funds (Cost: $3,514,150)		$3,514,150

Total Investments
(Cost: $452,780,857) (g)		$478,398,322(h)
Other Assets & Liabilities, Net		2,284,142
Net Assets		$480,682,464

Notes to Portfolio of Investments

(a)	Zero coupon bond.
(b)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(c)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2016, the value of these securities amounted to $1,870,834 or 0.39% of net assets.

(d)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2016, the value of these securities amounted to $11,943,284 or 2.48% of net assets.

(e)	Variable rate security.
(f)	The rate shown is the seven-day current annualized yield at October 31, 2016.
(g)

At October 31, 2016, the cost of securities for federal income tax purposes was approximately $452,781,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$26,177,000
Unrealized Depreciation	(560,000)
Net Unrealized Appreciation	$25,617,000

(h)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	472,884,172	—	472,884,172
Floating Rate Notes	—	2,000,000	—	2,000,000
Money Market Funds	3,514,150	—	—	3,514,150
Total Investments	3,514,150	474,884,172	—	478,398,322

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Large Cap Growth Fund

October 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.2%
CONSUMER DISCRETIONARY 19.2%
Hotels, Restaurants & Leisure 2.1%
Norwegian Cruise Line Holdings Ltd. (a)	568,850	$22,111,199
Yum! Brands, Inc.	552,770	47,692,996
Total		69,804,195
Household Durables 1.7%
Newell Brands, Inc.	1,119,702	53,768,090
Internet & Direct Marketing Retail 7.2%
Amazon.com, Inc. (a)	174,305	137,669,575
Ctrip.com International Ltd., ADR (a)	556,406	24,565,325
Expedia, Inc.	187,951	24,288,908
Priceline Group, Inc. (The) (a)	31,594	46,576,822
Total		233,100,630
Media 4.3%
Comcast Corp., Class A	1,552,273	95,961,517
DISH Network Corp., Class A (a)	761,548	44,596,251
Total		140,557,768
Multiline Retail 1.5%
Dollar General Corp.	427,912	29,564,440
Hudson’s Bay Co.	1,545,522	18,989,191
Total		48,553,631
Specialty Retail 1.9%
Lowe’s Companies, Inc.	131,957	8,794,934
TJX Companies, Inc. (The)	711,121	52,445,174
Total		61,240,108
Textiles, Apparel & Luxury Goods 0.5%
lululemon athletica, Inc. (a)	280,083	16,034,752
TOTAL CONSUMER DISCRETIONARY		623,059,174
CONSUMER STAPLES 6.8%
Beverages 3.9%
Constellation Brands, Inc., Class A	161,108	26,924,369
Molson Coors Brewing Co., Class B	194,500	20,191,045
PepsiCo, Inc.	756,991	81,149,435
Total		128,264,849
Food & Staples Retailing 1.3%
SYSCO Corp.	871,628	41,942,739
Tobacco 1.6%
Philip Morris International, Inc.	542,842	52,351,683

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
TOTAL CONSUMER STAPLES		222,559,271
ENERGY 1.1%
Oil, Gas & Consumable Fuels 1.1%
Cimarex Energy Co.	97,100	$12,538,523
Hess Corp.	489,040	23,459,249
Total		35,997,772
TOTAL ENERGY		35,997,772
FINANCIALS 3.8%
Capital Markets 3.8%
Bank of New York Mellon Corp. (The)	1,042,070	45,090,369
BlackRock, Inc.	71,839	24,514,340
Goldman Sachs Group, Inc. (The)	296,781	52,898,246
Total		122,502,955
TOTAL FINANCIALS		122,502,955
HEALTH CARE 15.7%
Biotechnology 8.1%
AbbVie, Inc.	853,626	47,615,258
Alexion Pharmaceuticals, Inc. (a)	374,434	48,863,637
Biogen, Inc. (a)	206,270	57,792,729
BioMarin Pharmaceutical, Inc. (a)	271,880	21,891,778
Celgene Corp. (a)	403,813	41,261,612
Incyte Corp. (a)	233,207	20,282,013
Vertex Pharmaceuticals, Inc. (a)	343,365	26,047,669
Total		263,754,696
Health Care Equipment & Supplies 4.3%
Edwards Lifesciences Corp. (a)	499,267	47,540,204
Medtronic PLC	570,100	46,759,602
Zimmer Biomet Holdings, Inc.	438,373	46,204,514
Total		140,504,320
Health Care Providers & Services 1.0%
Aetna, Inc.	309,442	33,218,599
Life Sciences Tools & Services 1.3%
Thermo Fisher Scientific, Inc.	290,448	42,704,569
Pharmaceuticals 1.0%
Bristol-Myers Squibb Co.	615,720	31,346,305
TOTAL HEALTH CARE		511,528,489

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 9.6%
Aerospace & Defense 1.2%
L-3 Communications Holdings, Inc.	283,500	$38,822,490
Air Freight & Logistics 1.8%
FedEx Corp.	334,250	58,266,460
Airlines 1.1%
Alaska Air Group, Inc.	478,800	34,578,936
Machinery 3.2%
Ingersoll-Rand PLC	687,894	46,288,387
Stanley Black & Decker, Inc.	318,090	36,211,366
Xylem, Inc.	476,100	23,009,913
Total		105,509,666
Professional Services 0.9%
Nielsen Holdings PLC	678,045	30,525,586
Road & Rail 1.4%
Kansas City Southern	509,451	44,709,419
TOTAL INDUSTRIALS		312,412,557
INFORMATION TECHNOLOGY 36.3%
Communications Equipment 1.0%
Palo Alto Networks, Inc. (a)	218,316	33,583,550
Internet Software & Services 11.2%
Alibaba Group Holding Ltd., ADR (a)	431,942	43,924,182
Alphabet, Inc., Class A (a)	124,719	101,009,918
Alphabet, Inc., Class C (a)	106,073	83,218,512
Facebook, Inc., Class A (a)	1,036,573	135,780,697
Total		363,933,309
IT Services 3.7%
Leidos Holdings, Inc.	556,300	23,125,391
Visa, Inc., Class A	1,196,326	98,708,858
Total		121,834,249
Semiconductors & Semiconductor Equipment 5.5%
Broadcom Ltd.	278,831	47,479,343
Lam Research Corp.	348,200	33,726,652
Micron Technology, Inc. (a)	766,000	13,144,560

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.	583,960	$41,554,593
NXP Semiconductors NV (a)	230,882	23,088,200
ON Semiconductor Corp. (a)	1,722,600	20,102,742
Total		179,096,090
Software 10.9%
Electronic Arts, Inc. (a)	924,405	72,584,280
Microsoft Corp.	2,285,738	136,961,421
Mobileye NV (a)	324,500	12,064,910
Red Hat, Inc. (a)	648,760	50,246,462
Salesforce.com, Inc. (a)	568,605	42,736,352
ServiceNow, Inc. (a)	440,767	38,747,827
Total		353,341,252
Technology Hardware, Storage & Peripherals 4.0%
Apple, Inc.	1,135,762	128,954,418
TOTAL INFORMATION TECHNOLOGY		1,180,742,868
MATERIALS 1.4%
Chemicals 1.4%
Eastman Chemical Co.	636,959	45,803,722
TOTAL MATERIALS		45,803,722
REAL ESTATE 2.3%
Equity Real Estate Investment Trusts (REITs) 2.3%
American Tower Corp.	415,500	48,692,445
Simon Property Group, Inc.	139,011	25,850,486
Total		74,542,931
TOTAL REAL ESTATE		74,542,931
Total Common Stocks (Cost: $2,434,449,842)		$3,129,149,739

	Shares	Value

Money Market Funds 2.8%
Columbia Short-Term Cash Fund, 0.463% (b)(c)	90,319,258	$90,319,258
Total Money Market Funds (Cost: $90,319,924)		$90,319,258
Total Investments
(Cost: $2,524,769,766) (d)		$3,219,468,997(e)
Other Assets & Liabilities, Net		31,753,158
Net Assets		$3,251,222,155

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at October 31, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	112,336,461	130,577,794	(152,594,331)	90,319,924	107,265	90,319,258

(d)

At October 31, 2016, the cost of securities for federal income tax purposes was approximately $2,524,770,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$797,700,000
Unrealized Depreciation	(103,001,000)
Net Unrealized Appreciation	$694,699,000

(e)                                     Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR         American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	623,059,174	—	—	623,059,174
Consumer Staples	222,559,271	—	—	222,559,271
Energy	35,997,772	—	—	35,997,772
Financials	122,502,955	—	—	122,502,955
Health Care	511,528,489	—	—	511,528,489
Industrials	312,412,557	—	—	312,412,557
Information Technology	1,180,742,868	—	—	1,180,742,868
Materials	45,803,722	—	—	45,803,722
Real Estate	74,542,931	—	—	74,542,931
Total Common Stocks	3,129,149,739	—	—	3,129,149,739
Investments measured at net asset value
Money Market Funds	—	—	—	90,319,258
Total Investments	3,129,149,739	—	—	3,219,468,997

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Tax-Exempt Fund

October 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 97.7%
ALABAMA 0.9%
County of Jefferson Revenue Bonds Series 2004A
01/01/23	5.250%	$7,500,000	$7,541,325
Lower Alabama Gas District (The) Revenue Bonds Series 2016A
09/01/46	5.000%	24,385,000	30,648,043
Total			38,189,368

ALASKA 0.6%
City of Koyukuk
Prerefunded 10/01/19 Revenue Bonds
Tanana Chiefs Conference Health Care
Series 2011
10/01/32	7.500%	18,330,000	21,618,219
10/01/41	7.750%	4,350,000	5,161,405
Total			26,779,624

ARIZONA 1.9%
Arizona Health Facilities Authority
Prerefunded 01/01/18 Revenue Bonds
Banner Health
Series 2008D
01/01/32	5.375%	7,800,000	8,191,872
Refunding Revenue Bonds
Scottsdale Lincoln Hospital Project
Series 2014
12/01/42	5.000%	7,000,000	8,085,070
Revenue Bonds
Banner Health
Series 2014A
01/01/44	5.000%	15,000,000	17,202,150
Glendale Industrial Development Authority Revenue Bonds Midwestern University Series 2010
05/15/35	5.000%	13,750,000	15,221,662
Industrial Development Authority of the County of Pima (The) (a)
Revenue Bonds
GNMA Mortgage-Backed Securities
Series 1989 Escrowed to Maturity AMT
09/01/21	8.200%	7,655,000	9,302,586
Industrial Development Authority of the County of Pima (The) (b)
Refunding Revenue Bonds
American Leadership Academy
Series 2015
06/15/45	5.625%	2,680,000	2,799,823
Maricopa County Industrial Development Authority Revenue Bonds Christian Care Surprise, Inc. Series 2016 (b)(c)
01/01/36	5.750%	2,000,000	1,969,320

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

ARIZONA (CONTINUED)
Maricopa County Pollution Control Corp. Refunding Revenue Bonds Southern California Edison Co. Series 2000B
06/01/35	5.000%	$9,775,000	$10,853,573
Salt Verde Financial Corp. Revenue Bonds Senior Series 2007
12/01/32	5.000%	5,400,000	6,508,296
Total			80,134,352

ARKANSAS 0.3%

Pulaski County Public Facilities Board
Revenue Bonds
Series 2014
12/01/39	5.000%	8,725,000	9,962,380
12/01/42	5.000%	2,000,000	2,280,560
Total			12,242,940

CALIFORNIA 9.6%

ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/26	6.125%	3,420,000	3,980,812
07/01/41	6.125%	7,015,000	7,956,132
Revenue Bonds
Sharp Healthcare
Series 2009
08/01/39	6.250%	4,000,000	4,524,960
California Health Facilities Financing Authority
Prerefunded 10/01/18 Revenue Bonds
Providence Health
Series 2008
10/01/38	6.500%	110,000	121,790
Providence Health & Services
Series 2008C
10/01/28	6.250%	2,000,000	2,205,680
California Municipal Finance Authority
Revenue Bonds
Biola University
Series 2008
10/01/34	5.875%	4,000,000	4,239,400
California Municipal Finance Authority (a)(b)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011 AMT
12/01/32	7.500%	1,830,000	1,372,134
California Pollution Control Financing Authority Revenue Bonds Aemerge Redpak Services Southern California, LLC Project Series 2016 AMT (a)(b)
12/01/27	7.000%	2,000,000	2,003,960
California School Finance Authority (b)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CALIFORNIA (CONTINUED)

Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/46	6.375%	$3,000,000	$3,189,390
07/01/46	6.375%	415,000	441,199
California State Public Works Board
Prerefunded 11/01/19 Revenue Bonds
Various Capital Projects
Subordinated Series 2009I-1
11/01/29	6.125%	6,000,000	6,911,640
Revenue Bonds
Various Capital Projects
Series 2012A
04/01/37	5.000%	4,660,000	5,345,859
Various Correctional Facilities
Series 2014A
09/01/39	5.000%	7,000,000	8,178,030
California Statewide Communities Development Authority
Prerefunded 01/01/19 Revenue Bonds
Aspire Public Schools
Series 2010
07/01/30	6.000%	3,555,000	3,934,176
Prerefunded 05/15/18 Revenue Bonds
University of California Irvine East Campus Apartments
Series 2008
05/15/32	5.750%	5,500,000	5,915,140
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/29	5.000%	1,650,000	1,806,931
11/01/34	5.000%	3,700,000	4,038,476
Revenue Bonds
California Baptist University
Series 2014A
11/01/33	6.125%	1,560,000	1,770,850
11/01/43	6.375%	1,035,000	1,184,816
Lancer Plaza Project
Series 2013
11/01/43	5.875%	1,875,000	1,994,212
Loma Linda University Medical Center
Series 2014
12/01/44	5.250%	3,500,000	3,866,905
Castaic Lake Water Agency Certificate of Participation Capital Appreciation-Water System Improvement Project Series 1999 (AMBAC) (d)
08/01/24	0.000%	9,445,000	8,037,789
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/22	4.000%	1,500,000	1,670,190
09/01/24	5.000%	1,110,000	1,277,910
09/01/25	5.000%	790,000	899,921
09/01/26	5.000%	1,230,000	1,398,055
09/01/27	5.000%	1,280,000	1,444,237

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)

City of Pomona Refunding Revenue Bonds Mortgage-Backed Securities Series 1990A Escrowed to Maturity (GNMA/FNMA)
05/01/23	7.600%	$5,265,000	$6,347,800
City of Vernon Electric System
Prerefunded 08/01/19 Revenue Bonds
Series 2009A
08/01/21	5.125%	640,000	691,981
Unrefunded Revenue Bonds
Series 2009A
08/01/21	5.125%	1,490,000	1,638,195
County of Sacramento Airport System Revenue Bonds Senior Series 2009B
07/01/39	5.750%	4,000,000	4,299,360
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien
Series 2014C
01/15/33	6.250%	3,845,000	4,556,056
Series 2014A
01/15/46	5.750%	19,005,000	22,220,456
Los Angeles County Schools Regionalized Business Services Corp. Certificate of Participation Capital Appreciation-Pooled Financing Series 1999A (AMBAC) (d)
08/01/22	0.000%	2,180,000	1,916,460
Los Angeles Unified School District Unlimited General Obligation Bonds Series 2009I
07/01/29	5.000%	4,800,000	5,304,624
Norwalk-La Mirada Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 2005B (NPFGC) (d)
08/01/23	0.000%	9,790,000	8,475,497
Palomar Health Refunding Revenue Bonds Series 2016
11/01/36	5.000%	4,605,000	5,164,600
Perris Community Facilities District Special Tax Bonds Series 1991-90-2 Escrowed to Maturity
10/01/21	8.750%	6,165,000	8,293,959
San Francisco City & County Airports Commission-San Francisco International Airport Revenue Bonds Series 2014A AMT (a)
05/01/44	5.000%	24,000,000	27,150,720
San Francisco City & County Redevelopment Agency
Prerefunded 08/01/19 Tax Allocation Bonds
Mission Bay South Redevelopment Project

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CALIFORNIA (CONTINUED)

Series 2009D
08/01/31	6.500%	$500,000	$574,275
08/01/39	6.625%	1,500,000	1,727,895
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2008
03/01/27	5.500%	1,000,000	1,060,450
03/01/38	5.250%	8,250,000	8,686,425
Series 2009
04/01/31	5.750%	32,500,000	36,088,000
04/01/35	6.000%	15,000,000	16,732,800
04/01/38	6.000%	22,500,000	25,099,200
11/01/39	5.500%	15,520,000	17,443,083
Series 2010
03/01/30	5.250%	3,000,000	3,380,220
03/01/33	6.000%	5,000,000	5,803,550
03/01/40	5.500%	17,200,000	19,531,804
Series 2011
09/01/30	5.250%	8,750,000	10,332,350
Series 2012
04/01/35	5.250%	19,275,000	22,845,115
Series 2016
09/01/35	4.000%	3,895,000	4,245,238
Unlimited General Obligation Refunding Bonds
Series 2007
08/01/30	4.500%	28,000,000	28,235,480
Unlimited General Obligation Refunding Notes
Various Purpose
Series 2016
09/01/36	4.000%	2,000,000	2,178,060
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/29	5.300%	6,000	6,024
Various Purpose
Series 2007
11/01/37	5.000%	2,815,000	2,922,195
12/01/37	5.000%	2,820,000	2,936,071
Temecula Public Financing Authority
Refunding Special Tax Bonds
Wolf Creek Community Facilities District
Series 2012
09/01/27	5.000%	1,275,000	1,447,712
09/01/28	5.000%	1,315,000	1,486,266
09/01/29	5.000%	1,405,000	1,580,695
09/01/30	5.000%	1,480,000	1,658,281
09/01/31	5.000%	1,555,000	1,734,323
West Contra Costa Unified School District Unlimited General Obligation Refunding Bonds Series 2001B (NPFGC)
08/01/24	6.000%	2,320,000	2,731,962
Total			406,237,776

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

COLORADO 2.3%
City & County of Denver Refunding Revenue Bonds United Air Lines Project Series 2007A AMT (a)
10/01/32	5.250%	$5,000,000	$5,140,200
Colorado Educational & Cultural Facilities Authority
Refunding Revenue Bonds
Student Housing-Campus Village Apartments LLC
Series 2008
06/01/33	5.500%	2,000,000	2,123,700
06/01/38	5.500%	6,000,000	6,371,100
Colorado Educational & Cultural Facilities Authority (b)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/34	5.125%	1,525,000	1,638,796
07/01/44	5.375%	2,100,000	2,265,186
07/01/49	5.500%	925,000	999,111
Colorado Health Facilities Authority
Refunding Revenue Bonds
Covenant Retirement Communities
Series 2012A
12/01/33	5.000%	5,500,000	6,030,420
Series 2015
12/01/35	5.000%	3,800,000	4,255,240
Valley View Hospital Association
Series 2008
05/15/28	5.500%	5,745,000	6,094,411
Revenue Bonds
Catholic Health Initiatives
Series 2013A
01/01/45	5.250%	10,000,000	11,144,500
Unrefunded Revenue Bonds
Health Facilities Evangelical Lutheran
Series 2005
06/01/23	5.250%	310,000	311,035
E-470 Public Highway Authority
Revenue Bonds
Series 2010C
09/01/26	5.375%	5,000,000	5,578,100
E-470 Public Highway Authority (d)
Revenue Bonds
Capital Appreciation
Senior Series 1997B (NPFGC)
09/01/22	0.000%	6,515,000	5,802,064
Senior Series 2000B (NPFGC)
09/01/18	0.000%	18,600,000	18,042,558
Foothills Metropolitan District Special Assessment Bonds Series 2014
12/01/30	5.750%	1,500,000	1,640,055
North Range Metropolitan District No. 2
Limited Tax General Obligation Bonds
Series 2007
12/15/27	5.500%	2,765,000	2,786,401
12/15/37	5.500%	3,100,000	3,117,329
University of Colorado Hospital Authority

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

COLORADO (CONTINUED)
Refunding Revenue Bonds
Series 2009A
11/15/29	6.000%	$5,000,000	$5,635,100
Revenue Bonds
Series 2012A
11/15/42	5.000%	7,325,000	8,371,962
Total			97,347,268

CONNECTICUT 0.8%
Bridgeport Housing Authority Revenue Bonds Custodial Receipts Energy Performance Series 2009
06/01/30	5.600%	1,000,000	1,004,350
City of New Haven Unlimited General Obligation Bonds Series 2002C Escrowed to Maturity (NPFGC)
11/01/20	5.000%	10,000	10,340
Connecticut Housing Finance Authority Revenue Bonds State Supported Special Obligation Series 2009-10
06/15/28	5.000%	750,000	811,718
Connecticut State Development Authority Refunding Revenue Bonds Connecticut Light & Power Co. Project Series 2011
09/01/28	4.375%	1,500,000	1,665,255
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Connecticut College
Series 2011H-1
07/01/41	5.000%	1,625,000	1,844,245
Danbury Hospital
Series 2006H (AMBAC)
07/01/33	4.500%	2,000,000	2,002,340
Loomis Chaffe School
Series 2005F (AMBAC)
07/01/25	5.250%	2,035,000	2,552,419
07/01/26	5.250%	1,045,000	1,326,387
Middlesex Hospital
Series 2011N
07/01/24	5.000%	425,000	482,035
07/01/26	5.000%	900,000	1,010,313
Sacred Heart University
Series 2011G
07/01/31	5.375%	500,000	560,820
Stamford Hospital
Series 2012J
07/01/37	5.000%	1,000,000	1,101,280
State Supported Child Care
Series 2011
07/01/28	5.000%	1,030,000	1,151,880
07/01/29	5.000%	860,000	958,341
Western Connecticut Health

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CONNECTICUT (CONTINUED)
Series 2011M
07/01/41	5.375%	$1,500,000	$1,673,370
Western Connecticut Health Network
Series 2011
07/01/29	5.000%	1,000,000	1,113,410
Connecticut State Health & Educational Facility Authority (b)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/46	5.000%	1,250,000	1,357,088
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/39	7.875%	8,750,000	10,132,762
New Haven Solid Waste Authority Prerefunded 11/01/18 Revenue Bonds Series 2008
06/01/28	5.375%	1,750,000	1,861,895
University of Connecticut Revenue Bonds Series 2009A
02/15/28	5.000%	500,000	541,535
Total			33,161,783

DELAWARE 0.2%

Delaware State Economic Development Authority
Refunding Revenue Bonds
Gas Facilities-Delmarva Power
Series 2010
02/01/31	5.400%	5,000,000	5,611,450
Revenue Bonds
Newark Charter School
Series 2012
09/01/32	4.625%	2,000,000	2,140,660
09/01/42	5.000%	1,350,000	1,480,005
Total			9,232,115

DISTRICT OF COLUMBIA 0.6%
District of Columbia
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/44	5.000%	9,090,000	10,502,950
Friendship Public Charter School
Series 2016
06/01/46	5.000%	1,385,000	1,560,078
Revenue Bonds
KIPP Charter School
Series 2013
07/01/33	6.000%	250,000	300,185
07/01/48	6.000%	1,150,000	1,365,406

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
DISTRICT OF COLUMBIA (CONTINUED)
Metropolitan Washington Airports Authority Refunding Revenue Bonds Series 2016 AMT (a)
10/01/36	4.000%	$12,500,000	$13,223,750
Total			26,952,369

FLORIDA 5.5%
Brevard County Housing Finance Authority Revenue Bonds Compound Interest Series 1985 (FGIC/MGIC) (d)
04/01/17	0.000%	375,000	359,078
Capital Trust Agency, Inc. (b)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/45	7.000%	1,665,000	1,719,695
Capital Trust Agency, Inc. (e)
Revenue Bonds
Atlantic Housing Foundation
Subordinated Series 2008B
07/15/32	0.000%	1,820,000	909,800
Central Florida Expressway Authority Refunding Revenue Bonds Senior Lien Series 2016B (c)
07/01/39	4.000%	25,000,000	26,415,750
City of Lakeland Revenue Bonds Lakeland Regional Health Series 2015
11/15/45	5.000%	22,000,000	24,522,960
County of Broward Airport System (a)
Refunding Revenue Bonds
Series 2012P-1 AMT
10/01/25	5.000%	6,000,000	6,919,020
Revenue Bonds
Series 2015A AMT
10/01/45	5.000%	14,000,000	15,871,380
County of Miami-Dade Aviation (a)
Refunding Revenue Bonds
Series 2014A AMT
10/01/33	5.000%	10,000,000	11,422,500
10/01/36	5.000%	21,400,000	24,202,330
County of Seminole Water & Sewer Revenue Bonds Series 1992 Escrowed to Maturity (NPFGC)
10/01/19	6.000%	720,000	784,080
Florida Development Finance Corp.
Revenue Bonds
Renaissance Charter School
Series 2012A
06/15/22	5.500%	1,240,000	1,363,529
06/15/32	6.000%	4,000,000	4,365,360

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
06/15/43	6.125%	$5,000,000	$5,466,800
Renaissance Charter School Projects
Series 2013A
06/15/44	8.500%	15,000,000	17,458,950
Florida Development Finance Corp. (b)
Revenue Bonds
Miami Arts Charter School Project
Series 2014A
06/15/34	5.875%	420,000	439,643
06/15/44	6.000%	3,100,000	3,242,321
Renaissance Charter School
Series 2015
06/15/46	6.125%	4,000,000	4,175,360
Renaissance Charter School Inc. Projects
Series 2015
06/15/35	6.000%	4,000,000	4,174,640
Highlands County Health Facilities Authority Prerefunded 11/15/16 Revenue Bonds Adventist Health Series 2006G
11/15/21	5.125%	70,000	70,119
Hillsborough County Aviation Authority Revenue Bonds Tampa International Airport Series 2015A
10/01/44	5.000%	11,115,000	12,797,700
Jacksonville Health Facilities Authority Revenue Bonds Brooks Health System Series 2007
11/01/38	5.250%	5,000,000	5,147,000
Miami-Dade County Expressway Authority Revenue Bonds Series 2014A
07/01/44	5.000%	5,000,000	5,724,350
Mid-Bay Bridge Authority
Prerefunded 10/01/21 Revenue Bonds
Series 2011A
10/01/40	7.250%	7,000,000	8,979,250
Refunding Revenue Bonds
Series 2015A
10/01/35	5.000%	3,765,000	4,299,555
Revenue Bonds
Series 1991A Escrowed to Maturity
10/01/22	6.875%	2,000,000	2,438,680
Orange County Industrial Development Authority Revenue Bonds VITAG Florida LLC Project Series 2014 AMT (a)(b)
07/01/36	8.000%	12,000,000	12,489,000
Palm Beach County Health Facilities Authority
Refunding Revenue Bonds
Boca Raton Community Hospital Obligation Group
Series 2014
12/01/31	5.000%	1,500,000	1,706,955

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Revenue Bonds
Sinai Residences of Boca Raton
Series 2014
06/01/34	7.250%	$685,000	$826,528
Sarasota County Public Hospital District Refunding Revenue Bonds Sarasota Memorial Hospital Series 1998B (NPFGC)
07/01/28	5.500%	6,980,000	8,560,830
Seminole Tribe of Florida, Inc. Revenue Bonds Series 2007A (b)(f)
10/01/27	5.250%	9,750,000	10,040,257
Tampa Sports Authority Sales Tax Revenue Bonds Tampa Bay Arena Project Series 1995 (NPFGC)
10/01/25	5.750%	2,500,000	3,001,300
Waterset North Community Development District Special Assessment Bonds Series 2007A
05/01/39	6.600%	2,705,000	2,695,262
Total			232,589,982

GEORGIA 1.4%
Barnesville-Lamar County Industrial Development Authority Revenue Bonds Gordon College Properties Series 2004A
08/01/25	5.000%	1,250,000	1,254,412
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010
09/01/40	6.125%	6,250,000	7,034,000
Fulton County Residential Care Facilities for the Elderly Authority Refunding Revenue Bonds Lenbrook Square Foundation, Inc. Series 2016
07/01/36	5.000%	3,500,000	3,886,260
Gainesville & Hall County Hospital Authority Revenue Bonds Northeast Georgia Healthcare Series 2010A
02/15/45	5.500%	30,000,000	33,224,100
Georgia State Road & Tollway Authority Revenue Bonds I-75 S Express Lanes Project Series 2014 (b)(d)
06/01/24	0.000%	625,000	408,869
Metropolitan Atlanta Rapid Transit Authority

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
GEORGIA (CONTINUED)
Refunding Revenue Bonds
Series 1992N
07/01/18	6.250%	$155,000	$163,860
Series 1992P (AMBAC)
07/01/20	6.250%	1,865,000	2,060,881
Series 2007A (AMBAC)
07/01/26	5.250%	1,000,000	1,271,270
Municipal Electric Authority of Georgia
Revenue Bonds
Series 1991V Escrowed to Maturity (NPFGC IBC)
01/01/18	6.600%	1,880,000	1,950,537
Unrefunded Revenue Bonds
Series 1991V (NPFGC)
01/01/18	6.600%	4,610,000	4,757,474
Rockdale County Development Authority Revenue Bonds Visy Paper Project Series 2007A AMT (a)
01/01/34	6.125%	3,000,000	3,014,160
Total			59,025,823

GUAM 0.1%
Territory of Guam Prerefunded 12/01/19 Revenue Bonds Section 30 Series 2009A (f)
12/01/34	5.750%	4,150,000	4,741,998

HAWAII 0.7%
Hawaii Pacific Health
Revenue Bonds
Series 2010A
07/01/40	5.500%	6,500,000	7,186,140
Series 2010B
07/01/30	5.625%	1,220,000	1,372,805
07/01/40	5.750%	1,630,000	1,819,895
State of Hawaii Airports System Certificate of Participation Series 2013 AMT (a)
08/01/28	5.000%	1,775,000	2,034,931
State of Hawaii Department of Budget & Finance
Refunding Revenue Bonds
Special Purpose - Kahala Nui
Series 2012
11/15/21	5.000%	1,000,000	1,126,560
11/15/27	5.000%	1,400,000	1,569,918
11/15/32	5.125%	1,300,000	1,428,180
11/15/37	5.250%	1,945,000	2,142,145
Revenue Bonds
15 Craigside Project
Series 2009A
11/15/29	8.750%	940,000	1,123,112
11/15/44	9.000%	3,000,000	3,586,740
Hawaii Pacific University
Series 2013A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HAWAII (CONTINUED)
07/01/33	6.625%	$1,430,000	$1,608,707
07/01/43	6.875%	2,795,000	3,169,586
Total			28,168,719

IDAHO 0.6%
Idaho Health Facilities Authority
Prerefunded 12/01/18 Revenue Bonds
Trinity Health Group
Series 2008B
12/01/23	6.000%	1,000,000	1,103,770
12/01/33	6.250%	6,000,000	6,653,520
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/34	7.750%	9,135,000	10,073,256
10/01/44	8.000%	3,635,000	4,040,412
10/01/49	8.125%	4,365,000	4,856,979
Total			26,727,937

ILLINOIS 14.3%
Chicago Midway International Airport (a)
Refunding Revenue Bonds
2nd Lien
Series 2014A AMT
01/01/41	5.000%	10,000,000	11,103,600
Series 2016A AMT
01/01/32	4.000%	3,000,000	3,186,810
01/01/33	4.000%	3,500,000	3,697,995
Chicago O’Hare International Airport
Revenue Bonds
Series 2015D
01/01/46	5.000%	7,310,000	8,418,854
Chicago O’Hare International Airport (a)
Revenue Bonds
Series 2015C AMT
01/01/46	5.000%	6,500,000	7,211,425
Chicago Park District (c)
Limited General Obligation Bonds
Series 2016A
01/01/33	5.000%	1,000,000	1,127,290
01/01/34	5.000%	1,000,000	1,123,100
01/01/36	5.000%	1,000,000	1,117,270
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/34	5.000%	1,250,000	1,392,463
01/01/39	5.000%	2,970,000	3,295,067
Revenue Bonds
2nd Lien
Series 2014
01/01/39	5.000%	4,000,000	4,379,880
01/01/44	5.000%	4,000,000	4,369,280
City of Chicago Wastewater Transmission (d)
Refunding Revenue Bonds
Capital Appreciation

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Series 1998A (NPFGC)
01/01/20	0.000%	$7,275,000	$6,695,182
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/26	5.000%	935,000	1,118,288
Revenue Bonds
2nd Lien
Series 2014
11/01/34	5.000%	1,000,000	1,122,410
11/01/39	5.000%	2,000,000	2,226,940
11/01/44	5.000%	2,850,000	3,164,954
Series 2016
11/01/28	5.000%	865,000	1,017,577
11/01/29	5.000%	1,750,000	2,048,235
11/01/30	5.000%	1,000,000	1,164,170
City of Chicago
Revenue Bonds
Asphalt Operating Services - Recovery Zone Facility
Series 2010
12/01/18	6.125%	1,805,000	1,828,266
Unlimited General Obligation Bonds
Project
Series 2011A
01/01/40	5.000%	27,625,000	27,715,886
Series 2012A
01/01/33	5.000%	12,450,000	12,693,148
01/01/34	5.000%	10,510,000	10,671,749
Series 2009C
01/01/34	5.000%	1,890,000	1,908,806
01/01/40	5.000%	26,730,000	26,924,594
Series 2015A
01/01/33	5.500%	8,350,000	8,873,795
01/01/39	5.500%	1,500,000	1,580,505
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/30	5.250%	4,200,000	4,385,640
01/01/33	5.250%	10,250,000	10,671,275
01/01/34	5.000%	5,000,000	5,087,000
01/01/35	5.000%	6,000,000	6,093,480
01/01/36	5.000%	22,860,000	23,151,008
Series 2005D
01/01/40	5.500%	2,000,000	2,093,520
Series 2007E
01/01/42	5.500%	1,000,000	1,045,390
County of Champaign
Unlimited General Obligation Bonds
Public Safety Sales Tax
Series 1999 (NPFGC)
01/01/20	8.250%	1,015,000	1,224,323
01/01/23	8.250%	1,420,000	1,926,514

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
DeKalb County Community Unit School District No. 424 Genoa-Kingston Unlimited General Obligation Bonds Capital Appreciation Series 2001 (AMBAC) (d)
01/01/21	0.000%	$2,675,000	$2,434,892
Illinois Finance Authority
Prerefunded 05/01/19 Revenue Bonds
Rush University Medical Center
Series 2009C
11/01/39	6.625%	8,000,000	9,110,480
Prerefunded 08/15/19 Revenue Bonds
Silver Cross & Medical Centers
Series 2009
08/15/38	6.875%	39,300,000	45,628,086
Prerefunded 11/15/19 Revenue Bonds
Riverside Health System
Series 2009
11/15/35	6.250%	4,940,000	5,702,291
Refunding Revenue Bonds
Mercy Health System Obligation
Series 2016
12/01/46	5.000%	14,000,000	15,733,200
Northwest Community Hospital
Series 2016A
07/01/37	4.000%	5,000,000	5,203,350
07/01/38	4.000%	5,000,000	5,190,850
Rush University Medical Center
Series 2015A
11/15/38	5.000%	20,145,000	23,192,737
Series 2015B
11/15/39	5.000%	6,590,000	7,549,570
Silver Cross Hospital & Medical Centers
Series 2015C
08/15/44	5.000%	9,400,000	10,443,306
Swedish Covenant
Series 2010A
08/15/38	6.000%	12,505,000	13,798,892
Revenue Bonds
CHF-Normal LLC-Illinois State University
Series 2011
04/01/43	7.000%	5,550,000	6,326,112
Northwestern Memorial Hospital
Series 2009A
08/15/30	5.750%	2,000,000	2,251,760
Series 2009B
08/15/30	5.750%	10,000,000	11,258,800
South Suburban
Series 1992 Escrowed to Maturity
02/15/18	7.000%	840,000	877,884
Unrefunded Revenue Bonds
Riverside Health System
Series 2009
11/15/35	6.250%	3,260,000	3,686,082
Illinois Finance Authority (d)
Subordinated Revenue Bonds
Regency

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Series 1990-RMK Escrowed to Maturity
04/15/20	0.000%	$68,000,000	$64,570,760
Illinois State Toll Highway Authority
Revenue Bonds
Series 2014C
01/01/36	5.000%	5,000,000	5,758,450
01/01/38	5.000%	6,650,000	7,643,111
01/01/39	5.000%	5,000,000	5,738,850
Lake County School District No. 56 Gurnee Unrefunded Unlimited General Obligation Bonds Series 1997 (NPFGC)
01/01/17	9.000%	155,000	157,037
Metropolitan Water Reclamation District of Greater Chicago Limited General Obligation Refunding Bonds Series 2007C
12/01/33	5.250%	13,210,000	16,513,425
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010
06/01/28	6.000%	15,000,000	17,613,750
Regional Transportation Authority
Revenue Bonds
Series 1994C (NPFGC)
06/01/20	7.750%	3,585,000	4,058,758
Series 2002A (NPFGC)
07/01/31	6.000%	5,400,000	7,470,522
State of Illinois
Revenue Bonds
1st Series 2002 (NPFGC)
06/15/23	6.000%	4,000,000	5,029,800
Unlimited General Obligation Bonds
1st Series 2001 (NPFGC)
11/01/26	6.000%	3,000,000	3,572,580
Series 2006
01/01/31	5.500%	7,985,000	9,029,518
Series 2012
03/01/35	5.000%	2,725,000	2,812,282
03/01/36	5.000%	2,000,000	2,060,200
Series 2013
07/01/38	5.500%	4,125,000	4,508,955
Series 2013A
04/01/36	5.000%	8,000,000	8,283,600
Series 2014
05/01/36	5.000%	2,300,000	2,393,311
02/01/39	5.000%	23,000,000	23,803,850
04/01/39	5.000%	10,000,000	10,356,600
05/01/39	5.000%	6,175,000	6,397,547
Series 2016
01/01/41	5.000%	9,580,000	9,972,493
Total			602,989,380

INDIANA 1.3%
County of Jasper
Refunding Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
INDIANA (CONTINUED)
Northern Indiana Public Services
Series 1994C (NPFGC)
04/01/19	5.850%	$3,000,000	$3,281,700
Series 2003-RMKT (AMBAC)
07/01/17	5.700%	2,000,000	2,060,500
Crown Point Multi School Building Corp. Revenue Bonds 1st Mortgage Series 2000 (NPFGC) (d)
01/15/19	0.000%	8,165,000	7,906,823
Hospital Authority of Vigo County Prerefunded 09/01/17 Revenue Bonds Union Hospital, Inc. Series 2007 (b)
09/01/37	5.700%	3,950,000	4,111,516
Indiana Finance Authority
Refunding Revenue Bonds
Sisters of St. Francis Health
Series 2008
11/01/32	5.375%	4,000,000	4,302,320
Revenue Bonds
1st Lien-CWA Authority, Inc.
Series 2011A
10/01/31	5.250%	8,335,000	9,789,374
BHI Senior Living
Series 2011
11/15/31	5.500%	1,175,000	1,304,450
11/15/41	5.750%	5,655,000	6,262,799
Parkview Health System
Series 2009A
05/01/31	5.750%	6,500,000	7,210,905
Indiana Finance Authority (a)
Revenue Bonds
I-69 Development Partners LLC
Series 2014 AMT
09/01/40	5.250%	8,000,000	8,559,760
Indianapolis Airport Authority Revenue Bonds Special Facilities-United Air Lines Project Series 1995A AMT (a)(e)
11/15/31	0.000%	1,022,832	6,106
Total			54,796,253

IOWA 0.4%
Iowa Finance Authority
Refunding Revenue Bonds
Sunrise Retirement Community
Series 2012
09/01/32	5.500%	1,500,000	1,554,630
09/01/37	5.500%	2,500,000	2,578,625
09/01/43	5.750%	2,630,000	2,729,835
Iowa Student Loan Liquidity Corp. (a)
Revenue Bonds
Senior Series 2011A-2 AMT
12/01/26	5.600%	4,945,000	5,325,765

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
IOWA (CONTINUED)
12/01/27	5.700%	$3,405,000	$3,645,904
Total			15,834,759

KANSAS 1.0%
City of Overland Park Revenue Bonds Prairiefire Lionsgate Project Series 2012
12/15/29	5.250%	11,000,000	9,997,460
University of Kansas Hospital Authority Improvement Refunding Revenue Bonds Kansas University Health System Series 2015
09/01/45	5.000%	29,000,000	33,445,990
Total			43,443,450

KENTUCKY 2.1%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Medical Health System
Series 2010B
03/01/40	6.375%	5,800,000	6,544,372
Revenue Bonds
Louisville Arena
Subordinated Series 2008A-1 (AGM)
12/01/33	6.000%	3,200,000	3,395,776
12/01/38	6.000%	2,850,000	3,020,231
Owensboro Medical Health System
Series 2010A
03/01/45	6.500%	14,550,000	16,452,558
Kentucky Municipal Power Agency Refunding Revenue Bonds Series 2015A
09/01/42	5.000%	6,600,000	7,502,154
Louisville & Jefferson County Metropolitan Government Prerefunded 02/01/18 Revenue Bonds Jewish Hospital St. Mary’s Healthcare Series 2008
02/01/27	5.750%	14,000,000	14,854,560
Louisville/Jefferson County Metropolitan Government Refunding Revenue Bonds Norton Healthcare, Inc. Series 2016
10/01/35	4.000%	31,565,000	33,667,860
Paducah Electric Plant Board Refunding Revenue Bonds Series 2016A (AGM)
10/01/33	5.000%	2,045,000	2,401,198
Total			87,838,709

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOUISIANA 3.1%
Louisiana Housing Corp. Revenue Bonds Homeownership Program Series 2008A (GNMA/FHLMC)
12/01/23	4.875%	$405,000	$423,553
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Westlake Chemical Corp. Series 2010A-2
11/01/35	6.500%	6,250,000	7,232,125
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Ochsner Clinic Foundation
Series 2016
05/15/35	4.000%	2,500,000	2,625,450
05/15/41	4.000%	2,500,000	2,596,475
05/15/47	5.000%	1,200,000	1,353,072
Louisiana Public Facilities Authority (a)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013 AMT
07/01/36	6.500%	25,000,000	27,763,750
Louisiana Pellets, Inc. Project
Series 2013 AMT
07/01/39	10.500%	10,000,000	5,672,600
Louisiana Public Facilities Authority (a)(b)
Revenue Bonds
Louisiana Pellets, Inc. Project
Series 2015 AMT
07/01/39	7.750%	10,000,000	5,650,900
New Orleans Aviation Board
Revenue Bonds
Consolidated Rental Car
Series 2009A
01/01/30	6.250%	5,250,000	5,717,145
01/01/40	6.500%	20,400,000	22,404,912
New Orleans Aviation Board (a)
Revenue Bonds
Series 2015B AMT
01/01/45	5.000%	21,150,000	23,704,709
Parish of St. Charles Revenue Bonds Valero Energy Corp. Series 2010
12/01/40	4.000%	7,900,000	8,627,116
Parish of St. John the Baptist Revenue Bonds Marathon Oil Corp. Series 2007A
06/01/37	5.125%	14,600,000	14,798,122
Total			128,569,929

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MARYLAND 1.4%
City of Brunswick Special Tax Bonds Brunswick Crossing Special Taxing Series 2006
07/01/36	5.500%	$6,493,000	$6,459,301
County of Baltimore Revenue Bonds Oak Crest Village, Inc. Facility Series 2007A
01/01/37	5.000%	5,000,000	5,024,900
Maryland Economic Development Corp.
Prerefunded 06/01/18 Revenue Bonds
University of Maryland College Park Projects
Series 2008
06/01/33	5.750%	1,600,000	1,722,768
Refunding Revenue Bonds
CNX Marine Terminals, Inc.
Series 2010
09/01/25	5.750%	2,000,000	2,029,380
Revenue Bonds
Salisbury University Project
Series 2012
06/01/30	5.000%	400,000	437,820
Towson University Project
Senior Series 2012
07/01/29	5.000%	650,000	735,163
Maryland Economic Development Corp. (a)
Revenue Bonds
Purple Line Light Rail Project
Series 2016 AMT
03/31/46	5.000%	2,700,000	3,039,201
03/31/51	5.000%	2,200,000	2,464,616
Maryland Health & Higher Educational Facilities Authority
Prerefunded 01/01/18 Revenue Bonds
Washington County Hospital
Series 2008
01/01/33	5.750%	3,495,000	3,695,019
Prerefunded 07/01/19 Revenue Bonds
Anne Arundel Health System
Series 2009A
07/01/39	6.750%	5,000,000	5,756,000
Refunding Revenue Bonds
Mercy Medical Center
Series 2016A
07/01/42	4.000%	5,250,000	5,481,052
Meritus Medical Center Issue
Series 2015
07/01/45	5.000%	3,000,000	3,348,030
Western Maryland Health System
Series 2014
07/01/34	5.250%	6,885,000	7,913,275
Revenue Bonds
University of Maryland Medical System
Series 2005 (AMBAC)
07/01/28	5.250%	3,000,000	3,178,050

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MARYLAND (CONTINUED)
Resolution Trust Corp. Pass-Through Certificates Series 1993A
12/01/16	8.500%	$6,615,222	$6,613,105
Total			57,897,680

MASSACHUSETTS 3.4%
Berkshire Wind Power Cooperative Corp. Revenue Bonds Series 2010-1
07/01/30	5.250%	1,000,000	1,099,860
Boston Water & Sewer Commission Revenue Bonds General Senior Series 1993A
11/01/19	5.250%	2,145,000	2,269,110
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC)
01/01/27	5.500%	4,500,000	5,822,325
01/01/30	5.500%	2,500,000	3,300,600
Massachusetts Bay Transportation Authority
Revenue Bonds
Senior Series 2005B (NPFGC)
07/01/26	5.500%	1,500,000	1,970,160
Senior Series 2008B
07/01/27	5.250%	710,000	924,306
Unrefunded Revenue Bonds
General Transportation
Series 1991 (NPFGC)
03/01/21	7.000%	625,000	722,144
Massachusetts Clean Water Trust (The) Refunding Revenue Bonds Pool Program Series 2006
08/01/30	5.250%	1,000,000	1,323,770
Massachusetts Department of Transportation Revenue Bonds Capital Appreciation Senior Series 1997C (NPFGC) (d)
01/01/18	0.000%	4,700,000	4,635,375
Massachusetts Development Finance Agency
Prerefunded 07/01/22 Revenue Bonds
Boston Medical Center
Series 2012
07/01/29	5.000%	80,000	95,998
Prerefunded 11/15/18 Revenue Bonds
Harvard University
Series 2009A
11/15/36	5.500%	245,000	267,900
Refunding Revenue Bonds
1st Mortgage-VOA Concord
Series 2007
11/01/41	5.200%	1,145,000	1,149,511

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
South Shore Hospital
Series 2016I
07/01/36	4.000%	$1,250,000	$1,311,300
Revenue Bonds
Adventcare Project
Series 2007A
10/15/28	6.650%	5,000,000	5,117,200
Boston College
Series 2009Q-2
07/01/29	5.000%	1,455,000	1,601,882
Covenant Health System Obligation Group
Series 2012
07/01/31	5.000%	1,000,000	1,111,730
Evergreen Center, Inc.
Series 2005
01/01/35	5.500%	750,000	750,833
Foxborough Regional Charter School
Series 2010A
07/01/42	7.000%	1,000,000	1,127,840
Linden Ponds, Inc. Facility
Series 2011A-2
11/15/46	5.500%	154,325	144,675
Partners Healthcare
Series 2012L
07/01/36	5.000%	1,000,000	1,141,150
WGBH Educational Foundation
Series 2002A (AMBAC)
01/01/42	5.750%	2,000,000	2,786,080
Unrefunded Revenue Bonds
Boston Medical Center
Series 2012
07/01/29	5.000%	425,000	474,729
Education-Dexter School Project
Series 2007
05/01/26	4.500%	190,000	192,006
Harvard University
Series 2009A
11/15/36	5.500%	755,000	825,570
Massachusetts Development Finance Agency (c)
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/48	5.000%	4,500,000	4,969,170
Massachusetts Development Finance Agency (d)
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2011B
11/15/56	0.000%	767,588	4,237
Massachusetts Educational Financing Authority
Revenue Bonds
Series 2009I
01/01/28	6.000%	445,000	471,762
Massachusetts Educational Financing Authority (a)
Refunding Revenue Bonds
Series 2016J AMT
07/01/33	3.500%	10,000,000	9,691,900
Revenue Bonds
Education Loan

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
Series 2014-I AMT
01/01/25	5.000%	$12,450,000	$14,456,442
01/01/27	5.000%	3,000,000	3,485,850
Issue I
Series 2010B AMT
01/01/31	5.700%	4,445,000	4,764,418
Series 2008H (AGM) AMT
01/01/30	6.350%	4,190,000	4,390,031
Series 2011J AMT
07/01/33	5.625%	1,500,000	1,642,830
Series 2012J AMT
07/01/25	4.625%	4,890,000	5,159,097
07/01/28	4.900%	640,000	670,067
Massachusetts Health & Educational Facilities Authority
Prerefunded 10/15/19 Revenue Bonds
Springfield College
Series 2010
10/15/40	5.625%	4,500,000	5,097,105
Revenue Bonds
Massachusetts Eye & Ear Infirmary
Series 2010C
07/01/35	5.375%	1,000,000	1,102,680
Milford Regional Medical Center
Series 2007E
07/15/22	5.000%	1,250,000	1,282,112
07/15/37	5.000%	500,000	510,015
Partners Healthcare
Series 2010J-1
07/01/34	5.000%	11,400,000	12,533,502
Suffolk University
Series 2009A
07/01/30	6.250%	1,000,000	1,119,640
Tufts University
Series 2009M
02/15/28	5.500%	1,000,000	1,309,280
Massachusetts Housing Finance Agency (a)
Revenue Bonds
Housing
Series 2011A AMT
12/01/36	5.250%	1,185,000	1,240,257
Series 2010C AMT
12/01/30	5.000%	825,000	860,376
Massachusetts Port Authority (a)
Revenue Bonds
Bosfuel Project
Series 2007 (NPFGC) AMT
07/01/32	5.000%	2,000,000	2,042,640
Series 2016B AMT
07/01/46	4.000%	18,000,000	18,702,000
Massachusetts State College Building Authority Revenue Bonds Capital Appreciation Senior Series 1999A Escrowed to Maturity (NPFGC) (d)
05/01/23	0.000%	3,000,000	2,685,750

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
Massachusetts Water Resources Authority Revenue Bonds Series 1992A Escrowed to Maturity
07/15/19	6.500%	$2,355,000	$2,525,102
Metropolitan Boston Transit Parking Corp. Revenue Bonds Series 2011
07/01/36	5.250%	3,000,000	3,478,710
Total			144,361,027

MICHIGAN 3.8%
Allen Academy Refunding Revenue Bonds Public School Academy Series 2013 (e)
06/01/22	0.000%	2,000,000	1,199,880
City of Detroit Sewage Disposal System Refunding Revenue Bonds Senior Lien Series 2012A
07/01/39	5.250%	11,925,000	13,319,748
City of Detroit Water Supply System
Revenue Bonds
Senior Lien
Series 2011A
07/01/36	5.000%	4,105,000	4,456,142
07/01/41	5.250%	8,765,000	9,621,516
Unrefunded Revenue Bonds
Senior Lien
Series 2003A (NPFGC)
07/01/34	5.000%	5,000	5,015
Grand Traverse Academy
Refunding Revenue Bonds
Series 2007
11/01/17	5.000%	390,000	396,314
11/01/22	5.000%	750,000	758,085
11/01/32	4.750%	1,170,000	1,166,104
Grand Traverse County Hospital Finance Authority Revenue Bonds Munson Healthcare Series 2014A
07/01/47	5.000%	1,200,000	1,349,100
Great Lakes Water Authority Water Supply System Revenue Bonds 2nd Lien Series 2016B
07/01/46	5.000%	15,385,000	17,249,662
Michigan Finance Authority
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/46	4.000%	24,420,000	24,600,708
Senior Lien - Great Lakes Water Authority
Series 2014C-6

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MICHIGAN (CONTINUED)
07/01/33	5.000%	$1,070,000	$1,211,636
Revenue Bonds
Beaumont Health Credit Group
Series 2016S
11/01/44	5.000%	16,760,000	18,796,507
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/34	5.000%	1,595,000	1,804,280
07/01/35	5.000%	4,830,000	5,448,192
Senior Lien - Great Lakes Water Authority
Series 2014C-1
07/01/44	5.000%	2,000,000	2,197,100
Michigan Finance Authority (a)
Revenue Bonds
Senior Lien - Great Lakes Water Authority
Series 2014C-2 AMT
07/01/44	5.000%	1,500,000	1,613,085
Michigan Strategic Fund Refunding Revenue Bonds Collateral Detroit Fund-Pollution Series 1991BB (AMBAC)
05/01/21	7.000%	2,505,000	3,082,728
Paw Paw Public Schools Unlimited General Obligation Refunding Bonds Series 1998 (NPFGC) (Qualified School Board Loan Fund)
05/01/25	5.000%	1,020,000	1,271,073
Royal Oak Hospital Finance Authority Refunding Revenue Bonds William Beaumont Hospital Series 2014D
09/01/39	5.000%	9,425,000	10,637,338
St. Johns Public Schools Unlimited General Obligation Refunding Bonds Series 1998 (NPFGC) (Qualified School Bond Loan Fund)
05/01/25	5.100%	1,790,000	2,149,844
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/45	5.000%	21,445,000	24,685,339
Wayne County Airport Authority (a)
Refunding Revenue Bonds
Series 2015F AMT
12/01/33	5.000%	11,495,000	13,143,728
Williamston Community School District Unlimited General Obligation Bonds Series 1996 (NPFGC) (Qualified School Bond Loan Fund)
05/01/25	5.500%	905,000	1,042,614
Total			161,205,738

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MINNESOTA 3.3%
City of Blaine Refunding Revenue Bonds Crest View Senior Community Project Series 2015
07/01/45	6.125%	$11,775,000	$12,657,889
City of Minneapolis Prerefunded 11/15/18 Revenue Bonds Fairview Health Services Series 2008A
11/15/32	6.750%	7,500,000	8,378,700
City of St. Louis Park
Prerefunded 07/01/18 Revenue Bonds
Park Nicollet Health Services
Series 2008C
07/01/23	5.500%	10,775,000	11,602,304
07/01/30	5.750%	3,200,000	3,458,912
Prerefunded 07/01/19 Revenue Bonds
Park Nicollet Health Services
Series 2009
07/01/39	5.750%	16,825,000	18,931,995
County of Meeker Revenue Bonds Hospital Facilities Memorial Hospital Project Series 2007
11/01/37	5.750%	1,750,000	1,797,005
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/30	5.000%	900,000	1,027,791
11/15/40	5.000%	935,000	1,045,162
Perham Hospital District
Revenue Bonds
Perham Memorial Hospital & Home
Series 2010
03/01/35	6.350%	4,000,000	4,280,040
03/01/40	6.500%	2,800,000	3,008,992
Southern Minnesota Municipal Power Agency (d)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/22	0.000%	27,500,000	25,068,175
01/01/23	0.000%	26,500,000	23,568,835
01/01/25	0.000%	17,500,000	14,838,950
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/36	5.250%	7,135,000	6,921,093
St. Cloud Housing & Redevelopment Authority (c)
Refunding Revenue Bonds
Sanctuary at St. Cloud Project
Series 2017
08/01/36	5.500%	910,000	883,537
Total			137,469,380

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSISSIPPI 0.4%
County of Lowndes Refunding Revenue Bonds Weyerhaeuser Co. Project Series 1992A
04/01/22	6.800%	$2,470,000	$3,018,167
Medical Center Educational Building Corp. Refunding Revenue Bonds University of Mississippi Medical Center Series 1998B (AMBAC)
12/01/23	5.500%	5,300,000	6,110,635
Mississippi Business Finance Corp. Revenue Bonds Series 2009A
05/01/24	4.700%	5,515,000	5,878,108
Total			15,006,910

MISSOURI 2.0%
City of Manchester
Refunding Tax Allocation Bonds
Highway 141/Manchester Road Project
Series 2010
11/01/25	6.000%	1,300,000	1,344,317
11/01/39	6.875%	1,500,000	1,573,635
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
Lutheran Senior Services
Senior Series 2010
02/01/42	5.500%	2,000,000	2,151,060
Series 2011
02/01/31	5.750%	1,730,000	1,961,266
02/01/41	6.000%	2,600,000	2,929,940
Series 2014
02/01/35	5.000%	7,350,000	8,055,085
02/01/44	5.000%	12,725,000	13,826,858
Industrial Development Authority of the City of St. Louis (The) Revenue Bonds Convention Center Hotel Series 2000 (AMBAC) (d)
07/15/18	0.000%	2,000,000	1,939,300
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010A
05/15/39	8.250%	12,000,000	13,672,560
Missouri Development Finance Board Revenue Bonds Procter & Gamble Paper Products Series 1999 AMT (a)
03/15/29	5.200%	6,385,000	8,005,194
Missouri Joint Municipal Electric Utility Commission Refunding Revenue Bonds Series 2016A
12/01/41	4.000%	17,485,000	18,616,454

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSOURI (CONTINUED)
St. Louis Area Housing Finance Corp. Revenue Bonds Wellington Arms III Project Series 1979
01/01/21	7.375%	$666,223	$667,542
St. Louis County Industrial Development Authority
Prerefunded 12/01/17 Revenue Bonds
St. Andrews Residence for Seniors
Series 2007A
12/01/41	6.375%	7,000,000	7,425,320
Revenue Bonds
Friendship Village Sunset Hills
Series 2013A
09/01/33	5.500%	2,750,000	3,153,508
Total			85,322,039

NEBRASKA 1.2%
Douglas County Hospital Authority No. 2
Revenue Bonds
Health Facilities-Immanuel Obligation Group
Series 2010
01/01/40	5.625%	875,000	952,140
Madonna Rehabilitation Hospital
Series 2014
05/15/28	5.000%	2,025,000	2,315,952
05/15/29	5.000%	2,125,000	2,414,680
05/15/30	5.000%	2,000,000	2,260,880
05/15/36	5.000%	1,000,000	1,111,220
05/15/44	5.000%	6,400,000	7,075,840
Douglas County Hospital Authority No. 3 Refunding Revenue Bonds Health Facilities - Nebraska Methodist Health System Series 2015
11/01/45	5.000%	12,500,000	14,122,250
Madison County Hospital Authority No. 1 Revenue Bonds Faith Regional Health Services Project Series 2008A-1
07/01/33	6.000%	11,500,000	12,426,670
Nebraska Elementary & Secondary School Finance Authority Revenue Bonds Boys Town Project Series 2008
09/01/28	4.750%	6,800,000	7,206,096
Total			49,885,728

NEVADA 1.0%
Carson City Refunding Revenue Bonds Carson Tahoe Regional Medical Center Series 2012
09/01/33	5.000%	2,500,000	2,732,050

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEVADA (CONTINUED)
City of Sparks Tax Anticipation Revenue Bonds Senior Sales Series 2008A (b)
06/15/28	6.750%	$2,000,000	$2,090,920
Clark County Water Reclamation District Prerefunded 07/01/19 Limited General Obligation Bonds Series 2009A
07/01/34	5.250%	12,000,000	13,331,880
County of Clark Department of Aviation Revenue Bonds Las Vegas-McCarran International Airport Series 2010A
07/01/34	5.125%	18,750,000	20,666,250
State of Nevada Department of Business & Industry (a)
Revenue Bonds
Republic Services, Inc. Project
Series 2003 AMT
12/01/26	5.625%	2,000,000	2,106,480
State of Nevada Department of Business & Industry (b)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/35	5.000%	1,025,000	1,052,142
Total			41,979,722

NEW HAMPSHIRE 0.1%
New Hampshire Health and Education Facilities Authority Act Refunding Revenue Bonds Elliot Hospital Series 2016 (c)
10/01/38	5.000%	3,150,000	3,519,275

NEW JERSEY 2.7%
Middlesex County Improvement Authority (e)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/37	0.000%	1,500,000	44,775
Subordinated Revenue Bonds
Heldrich Center Hotel
Series 2005B
01/01/37	0.000%	4,000,000	157,400
New Jersey Economic Development Authority
Refunding Revenue Bonds
School Facilities Construction
Series 2005N-1 (AGM)
09/01/25	5.500%	14,500,000	17,662,595
Series 2005N-1 (NPFGC)
09/01/27	5.500%	5,000,000	6,150,350
Revenue Bonds
Lions Gate Project

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
Series 2014
01/01/34	5.000%	$1,000,000	$1,064,930
01/01/44	5.250%	2,000,000	2,141,460
MSU Student Housing Project-Provident
Series 2010
06/01/31	5.750%	4,350,000	4,830,022
06/01/42	5.875%	14,500,000	16,043,670
Provident Group-Rowan Properties LLC
Series 2015
01/01/48	5.000%	7,200,000	7,961,040
Series 2015WW
06/15/40	5.250%	2,750,000	3,057,808
New Jersey Economic Development Authority (a)
Revenue Bonds
Continental Airlines, Inc. Project
Series 1999 AMT
09/15/23	5.125%	5,000,000	5,562,850
09/15/29	5.250%	2,500,000	2,779,600
New Jersey Health Care Facilities Financing Authority
Prerefunded 07/01/18 Revenue Bonds
St. Josephs Healthcare Systems
Series 2008
07/01/38	6.625%	4,000,000	4,382,840
Revenue Bonds
Virtua Health
Series 2009
07/01/33	5.750%	750,000	829,260
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation Program
Series 2015AA
06/15/45	5.000%	10,000,000	10,836,600
Transportation System
Series 2011B
06/15/31	5.500%	7,250,000	8,133,050
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2005A (AGM)
01/01/30	5.250%	2,000,000	2,613,740
Revenue Bonds
Series 2004C-2 (AMBAC)
01/01/25	5.500%	2,500,000	3,128,375
Union County Utilities Authority Refunding Revenue Bonds Covanta Union Series 2011 AMT (a)
12/01/31	5.250%	15,000,000	16,542,600
Total			113,922,965

NEW MEXICO 0.4%
New Mexico Hospital Equipment Loan Council
Prerefunded 08/01/18 Revenue Bonds
Presbyterian Healthcare Services
Series 2008
08/01/32	6.375%	2,730,000	2,987,712
08/01/32	6.375%	5,920,000	6,478,848

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW MEXICO (CONTINUED)
Revenue Bonds
Presbyterian Healthcare Services
Series 2009
08/01/39	5.000%	$6,500,000	$7,028,125
Total			16,494,685

NEW YORK 3.2%
Brooklyn Arena Local Development Corp. Prerefunded 01/15/20 Revenue Bonds Barclays Center Project Series 2009
07/15/30	6.000%	6,500,000	7,502,235
Build NYC Resource Corp. Refunding Revenue Bonds Pratt Paper, Inc. Project Series 2014 AMT (a)(b)
01/01/25	4.500%	500,000	541,995
Long Island Power Authority
Prerefunded 05/01/19 Revenue Bonds
Series 2008A
05/01/33	6.000%	2,725,000	3,059,875
Refunding Revenue Bonds
Series 2014A
09/01/44	5.000%	2,250,000	2,590,808
New York City Industrial Development Agency
Revenue Bonds
Pilot-Queens Baseball Stadium
Series 2006 (AMBAC)
01/01/24	5.000%	3,000,000	3,016,710
Pilot-Yankee Stadium-Payment I
Series 2006I (FGIC)
03/01/46	5.000%	2,000,000	2,011,240
New York City Transitional Finance Authority Building Aid Revenue Bonds Fiscal 2009 Series 2009S-4
01/15/25	5.125%	2,000,000	2,180,820
New York Counties Tobacco Trust VI Tobacco Settlement Pass-Through Bonds Series 2016
06/01/45	5.000%	1,860,000	2,051,971
New York State Dormitory Authority
Prerefunded 05/01/19 Revenue Bonds
North Shore-Long Island Jewish Obligation Group
Series 2009A
05/01/37	5.500%	6,250,000	6,949,312
Revenue Bonds
Consolidated City University System 2nd Generation
Series 1993A
07/01/18	5.750%	2,380,000	2,494,668
07/01/20	6.000%	13,350,000	15,248,503
Independent School District-Educational Housing Services
Series 2005 (AMBAC)
07/01/30	5.250%	3,000,000	3,717,780
Orange Regional Medical Center

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Series 2008
12/01/29	6.125%	$2,250,000	$2,401,875
New York State Environmental Facilities Corp. Revenue Bonds Revolving Funds-New York City Municipal Water Series 2008A
06/15/28	5.000%	1,000,000	1,064,390
New York Transportation Development Corp. (a)
Revenue Bonds
LaGuardia Airport Terminal B Redevelopment
Series 2016 AMT
07/01/41	4.000%	10,000,000	10,205,000
LaGuardia Airport Terminal B Redevelopment Project
Series 2016 AMT
07/01/46	4.000%	7,000,000	7,025,900
Laguardia Airport Terminal B Redevelopment Project
Series 2016 AMT
01/01/50	5.250%	7,500,000	8,296,350
Port Authority of New York & New Jersey
Revenue Bonds
JFK International Air Terminal
Series 2010
12/01/36	6.000%	7,000,000	8,130,710
Port Authority of New York & New Jersey (a)
Revenue Bonds
5th Installment-Special Project
Series 1996-4 AMT
10/01/19	6.750%	3,200,000	3,311,360
JFK International Air Terminal Special Project
Series 1997 (NPFGC) AMT
12/01/22	5.750%	6,500,000	6,640,985
Suffolk County Industrial Development Agency Revenue Bonds Nissequogue Cogen Partners Facility Series 1998 AMT (a)
01/01/23	5.500%	6,085,000	6,086,704
Triborough Bridge & Tunnel Authority Revenue Bonds General Purpose Series 1992Y Escrowed to Maturity
01/01/21	6.125%	11,000,000	12,480,600
Ulster County Capital Resource Corp. (b)
Refunding Revenue Bonds
Alliance Senior Living Co.
Series 2014B
09/15/44	7.000%	2,765,000	2,880,798
Ulster County Capital Resource Corp. (b)(d)
Refunding Revenue Bonds
Alliance Senior Living Co.
Series 2014A
09/15/44	0.000%	545,000	487,105
Ulster County Industrial Development Agency
Revenue Bonds
Series 2007A
09/15/37	6.000%	2,000,000	2,023,720
09/15/42	6.000%	7,000,000	7,076,930

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Westchester County Local Development Corp. Refunding Revenue Bonds Westchester Medical Center Series 2016
11/01/46	5.000%	$4,000,000	$4,492,640
Total			133,970,984

NORTH CAROLINA 0.8%
City of High Point Combined Water & Sewer System Prerefunded 11/01/18 Revenue Bonds Series 2008 (AGM)
11/01/28	5.000%	350,000	378,574
Durham Housing Authority Revenue Bonds Magnolia Pointe Apartments Series 2005 AMT (a)
02/01/38	5.650%	3,061,452	3,180,359
North Carolina Capital Facilities Finance Agency Refunding Revenue Bonds Wake Forest University Series 2016
01/01/38	4.000%	2,500,000	2,725,900
North Carolina Department of Transportation Revenue Bonds I-77 Hot Lanes Project Series 2015 AMT (a)
06/30/54	5.000%	10,000,000	10,895,500
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/19 Revenue Bonds
Series 2009A
01/01/26	5.500%	300,000	329,133
Prerefunded 01/01/22 Revenue Bonds
Series 1988A
01/01/26	6.000%	1,940,000	2,404,028
Unrefunded Revenue Bonds
Series 1991A Escrowed to Maturity
01/01/18	6.500%	2,185,000	2,329,035
North Carolina Medical Care Commission
Prerefunded 11/01/18 Revenue Bonds
1st Mortgage-Deerfield Episcopal
Series 2008A
11/01/33	6.000%	4,060,000	4,470,060
Refunding Revenue Bonds
1st Mortgage-Givens Estates
Series 2007
07/01/33	5.000%	5,000,000	5,151,850
Revenue Bonds
Health Care Housing-Arc Projects
Series 2004A
10/01/34	5.800%	1,400,000	1,403,738
Total			33,268,177

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NORTH DAKOTA 0.3%
County of McLean Revenue Bonds Great River Energy Series 2010B
07/01/40	5.150%	$7,900,000	$8,449,524
County of Ward Revenue Bonds Trinity Obligated Group Series 2006
07/01/29	5.125%	4,490,000	4,502,886
Total			12,952,410

OHIO 1.5%
American Municipal Power, Inc.
Revenue Bonds
AMP Fremont Energy Center Project
Series 2012
02/15/37	5.000%	13,220,000	15,015,672
Greenup Hydroelectric Project
Series 2016A
02/15/35	4.000%	1,370,000	1,457,420
02/15/36	4.000%	500,000	534,810
City of Lakewood Water System Revenue Bonds Mortgage Series 1995 (AMBAC)
07/01/20	5.850%	865,000	942,807
City of Middleburg Heights
Revenue Bonds
Southwest General Facilities
Series 2011
08/01/36	5.250%	2,380,000	2,636,445
08/01/41	5.250%	6,900,000	7,601,523
Cleveland Department of Public Utilities Division of Public Power Revenue Bonds Series 2008B-1 (NPFGC)
11/15/28	5.000%	500,000	527,350
Cleveland Department of Public Utilities Division of Water Refunding Revenue Bonds 1st Mortgage Series 1993G (NPFGC)
01/01/21	5.500%	3,400,000	3,718,104
Ohio Higher Educational Facility Commission Revenue Bonds University of Dayton Project Series 2009
12/01/24	5.500%	3,000,000	3,268,080
Ohio Turnpike & Infrastructure Commission Refunding Revenue Bonds Series 1998A (NPFGC)
02/15/26	5.500%	3,000,000	3,849,180

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OHIO (CONTINUED)
State of Ohio Revenue Bonds Portsmouth Bypass Project Series 2015 AMT (a)
06/30/53	5.000%	$9,835,000	$10,775,128
Toledo-Lucas County Port Authority
Refunding Revenue Bonds
CSX Transportation, Inc. Project
Series 1992
12/15/21	6.450%	3,950,000	4,853,878
Revenue Bonds
University of Toledo Project
Series 2014
07/01/46	5.000%	5,000,000	5,392,100
Special Assessment Bonds
Town Square at Levi Commons
Series 2007
11/01/36	5.400%	2,605,000	2,083,479
Total			62,655,976

OREGON 0.3%
Benton County Hospital Facilities Authority Unrefunded Revenue Bonds Samaritan Health Series 1998
10/01/28	5.125%	655,000	656,199
City of Forest Grove Refunding Revenue Bonds Campus Improvement Pacific University Project Series 2014
05/01/40	5.000%	1,500,000	1,659,075
Cow Creek Band of Umpqua Tribe of Indians Revenue Bonds Series 2006C (b)(f)
10/01/26	5.625%	3,500,000	3,506,405
Hospital Facilities Authority of Multnomah County Refunding Revenue Bonds Mirabella at South Waterfront Series 2014A
10/01/44	5.400%	3,225,000	3,566,914
Oregon Health & Science University Prerefunded 06/01/19 Revenue Bonds Series 2009A
07/01/39	5.750%	4,500,000	5,055,930
Total			14,444,523

PENNSYLVANIA 4.3%
Butler County Hospital Authority Prerefunded 07/01/19 Revenue Bonds Butler Health Systems Project Series 2009
07/01/39	7.250%	7,000,000	8,138,200

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA (CONTINUED)
Cumberland County Municipal Authority Refunding Revenue Bonds Diakon Lutheran Ministries Series 2015
01/01/38	5.000%	$8,490,000	$9,619,425
Dauphin County Industrial Development Authority Revenue Bonds Dauphin Consolidated Water Supply Series 1992A AMT (a)
06/01/24	6.900%	3,400,000	4,309,160
Delaware Valley Regional Finance Authority Revenue Bonds Series 1997C (AMBAC)
07/01/27	7.750%	1,000,000	1,446,210
Montgomery County Industrial Development Authority Refunding Revenue Bonds Albert Einstein HealthCare Network Series 2015
01/15/45	5.250%	11,150,000	12,329,558
Northampton County General Purpose Authority Prerefunded 08/15/18 Revenue Bonds Saint Luke’s Hospital Project Series 2008A
08/15/28	5.375%	4,000,000	4,313,520
Pennsylvania Convention Center Authority Revenue Bonds Series 1989A Escrowed to Maturity (FGIC)
09/01/19	6.000%	14,010,000	15,235,174
Pennsylvania Economic Development Financing Authority
Revenue Bonds
Philadelphia Biosolids Facility
Series 2009
01/01/32	6.250%	5,325,000	5,799,245
Pennsylvania Economic Development Financing Authority (a)
Revenue Bonds
PA Bridges Finco LP
Series 2015 AMT
06/30/42	5.000%	23,700,000	26,224,287
Proctor & Gamble Paper Project
Series 2001 AMT
03/01/31	5.375%	1,000,000	1,280,380
Pennsylvania Higher Educational Facilities Authority Prerefunded 06/01/18 Revenue Bonds Edinboro University Foundation Series 2008
07/01/28	5.750%	3,000,000	3,238,020
Pennsylvania Turnpike Commission
Refunding Subordinated Revenue Bonds
Series 2015A-1
12/01/45	5.250%	25,295,000	29,462,098
Series 2016A-1
12/01/46	5.000%	10,000,000	11,191,300
Revenue Bonds
Series 2014B

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

PENNSYLVANIA (CONTINUED)

12/01/44	5.250%	$10,000,000	$11,488,100
Subordinated Revenue Bonds
Series 2014A-1
12/01/43	5.000%	16,940,000	19,057,669
Philadelphia Authority for Industrial Development Revenue Bonds First Philadelphia Preparatory Charter School Series 2014
06/15/43	7.250%	5,475,000	6,495,321
Philadelphia Municipal Authority Revenue Bonds Lease Series 2009
04/01/34	6.500%	2,500,000	2,765,950
Redevelopment Authority of the City of Philadelphia Subordinated Revenue Bonds Series 1986B Escrowed to Maturity (GNMA)
06/01/17	9.000%	450,000	471,510
Washington County Industrial Development Authority Revenue Bonds Washington Jefferson College Series 2010
11/01/36	5.000%	4,850,000	5,366,089
Westmoreland County Municipal Authority Revenue Bonds Capital Appreciation Series 1999A (NPFGC) (d)
08/15/22	0.000%	2,000,000	1,784,440
Total			180,015,656

PUERTO RICO 0.6%

Puerto Rico Electric Power Authority (f)
Refunding Revenue Bonds
Series 2007UU (AGM)
07/01/23	5.000%	1,000,000	1,015,160
Revenue Bonds
Series 2003NN (NPFGC)
07/01/21	5.250%	3,500,000	3,841,215
Puerto Rico Highways & Transportation Authority (e)(f)
Revenue Bonds
Series 2005K
07/01/20	0.000%	5,000,000	1,312,500
Puerto Rico Highways & Transportation Authority (f)
Refunding Revenue Bonds
Series 2003AA (NPFGC)
07/01/20	5.500%	180,000	196,763
Puerto Rico Public Buildings Authority (e)(f)
Refunding Revenue Bonds
Government Facilities
Series 2002F
07/01/20	0.000%	2,000,000	1,185,000
Series 2007M
07/01/31	0.000%	19,000,000	11,685,000
Puerto Rico Public Finance Corp. (f)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

PUERTO RICO (CONTINUED)

Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity (AMBAC)
08/01/27	5.500%	$450,000	$584,325
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/26	6.000%	2,470,000	3,271,886
Series 2002E Escrowed to Maturity (AMBAC)
08/01/27	5.500%	1,050,000	1,363,425
Total			24,455,274

SOUTH CAROLINA 1.5%

Piedmont Municipal Power Agency
Refunding Revenue Bonds
Electric
Series 1991 (NPFGC)
01/01/21	6.250%	1,250,000	1,494,375
Unrefunded Revenue Bonds
Series 1993 (NPFGC)
01/01/25	5.375%	11,280,000	13,609,207
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
The Woodlands at Furman Project
Series 2012
11/15/42	6.000%	5,133,239	5,280,666
Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/23	5.750%	985,000	1,048,503
11/01/33	7.000%	910,000	1,007,315
11/01/45	7.250%	3,935,000	4,394,765
South Carolina Jobs-Economic Development Authority (d)
Refunding Revenue Bonds
The Woodlands at Furman Project
Subordinated Series 2012
11/15/47	0.000%	1,209,810	133,926
South Carolina Ports Authority Revenue Bonds Series 2015 AMT (a)
07/01/50	5.250%	13,675,000	15,504,852
South Carolina Public Service Authority
Prerefunded 01/01/19 Revenue Bonds
Series 2008A
01/01/28	5.375%	10,000	10,922
Refunding Revenue Bonds
Series 2016B
12/01/56	5.000%	12,500,000	14,240,750
Revenue Bonds
Series 2015E
12/01/55	5.250%	5,415,000	6,382,011
Total			63,107,292

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SOUTH DAKOTA 0.3%

South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Sanford Obligated Group
Series 2015
11/01/35	5.000%	$2,500,000	$2,898,225
11/01/45	5.000%	6,920,000	7,893,229
State of South Dakota Revenue Bonds Series 1993A Escrowed to Maturity (AGM)
09/01/17	6.700%	1,630,000	1,702,682
Total			12,494,136

TENNESSEE 0.2%

Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/32	5.000%	1,300,000	1,496,573
10/01/35	5.000%	645,000	734,965
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds Vanderbilt University Medical Center Series 2016
07/01/46	5.000%	6,800,000	7,847,200
Total			10,078,738

TEXAS 10.7%

Bexar County Health Facilities Development Corp.
Prerefunded 07/01/20 Revenue Bonds
Army Retirement Residence Project
Series 2010
07/01/30	5.875%	1,370,000	1,527,934
07/01/45	6.200%	7,200,000	8,504,496
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds Roman Catholic Diocese Series 2005B
04/01/45	6.125%	13,450,000	15,197,155
Central Texas Regional Mobility Authority
Prerefunded 01/01/21 Revenue Bonds
Senior Lien
Series 2011
01/01/41	6.000%	8,620,000	10,277,195
Refunding Revenue Bonds
Senior Lien
Series 2013A
01/01/33	5.000%	2,700,000	3,022,812
Series 2016
01/01/46	5.000%	5,000,000	5,646,300
Revenue Bonds
Senior Lien
Series 2015A
01/01/45	5.000%	3,000,000	3,371,940
Central Texas Regional Mobility Authority (d)
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

TEXAS (CONTINUED)

Capital Appreciation
Series 2010
01/01/25	0.000%	$2,000,000	$1,527,200
Central Texas Turnpike System
Refunding Revenue Bonds
1st Tier
Series 2012A
08/15/41	5.000%	16,075,000	18,199,954
Subordinated Refunding Revenue Bonds
Series 2015C
08/15/37	5.000%	10,000,000	11,409,400
08/15/42	5.000%	14,730,000	16,674,655
City of Austin Electric Utility Refunding Revenue Bonds Series 2008A
11/15/35	5.250%	8,000,000	8,622,400
City of Houston Airport System
Refunding Revenue Bonds
Senior Lien
Series 2009A
07/01/34	5.500%	10,500,000	11,271,645
City of Houston Airport System (a)
Refunding Revenue Bonds
Special Facilities-United Airlines
Series 2011A AMT
07/15/30	6.500%	5,555,000	6,408,581
United Airlines, Inc.
Series 2014 AMT
07/01/29	5.000%	4,000,000	4,470,040
Subordinated Refunding Revenue Bonds
Lien
Series 2012A AMT
07/01/31	5.000%	5,000,000	5,566,950
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools
Series 2011
08/15/41	5.750%	2,000,000	2,235,980
Series 2012
08/15/32	5.000%	2,165,000	2,419,041
08/15/42	5.000%	5,575,000	6,166,340
Series 2013
08/15/33	6.000%	990,000	1,184,585
International Leadership
Series 2015
08/15/38	5.750%	5,810,000	6,402,910
International Leadership of Texas
Series 2015
08/15/45	5.750%	10,500,000	11,523,225
Series 2015A
12/01/35	5.000%	2,200,000	2,479,268
12/01/45	5.000%	1,100,000	1,228,304
Dallas/Fort Worth International Airport
Refunding Revenue Bonds
Series 2012B
11/01/35	5.000%	10,000,000	11,307,400
Dallas/Fort Worth International Airport (a)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

TEXAS (CONTINUED)

Refunding Revenue Bonds
Series 2014A AMT
11/01/32	5.000%	$3,400,000	$3,872,498
Deaf Smith County Hospital District Limited General Obligation Bonds Series 2010A
03/01/40	6.500%	4,000,000	4,415,320
Harris County Health Facilities Development Corp.
Prerefunded 12/01/18 Revenue Bonds
Memorial Hermann Healthcare System
Series 2008B
12/01/35	7.250%	8,800,000	9,949,368
Revenue Bonds
St. Luke’s Episcopal Hospital Project
Series 1991 Escrowed to Maturity
02/15/21	6.750%	1,955,000	2,101,195
Houston Higher Education Finance Corp. Prerefunded 05/15/21 Revenue Bonds Harmony Public Schools Series 2011A
05/15/41	6.875%	4,045,000	5,063,774
La Vernia Higher Education Finance Corp. Prerefunded 08/15/19 Revenue Bonds Kipp, Inc. Series 2009A
08/15/44	6.375%	7,500,000	8,584,650
Matagorda County Navigation District No. 1 Refunding Revenue Bonds Central Power & Light Co. Project Series 2001A
11/01/29	6.300%	2,800,000	3,130,428
Mission Economic Development Corp. Revenue Bonds Senior Lien - Natgasoline Project Series 2016 AMT (a)(b)
10/01/31	5.750%	500,000	528,190
Mission Economic Development Corp Revenue Bonds Dallas Clean Energy McCommas Series 2011 AMT (a)
12/01/24	6.875%	15,000,000	15,402,150
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/31	4.000%	1,000,000	1,024,150
07/01/46	5.000%	1,750,000	1,934,888
07/01/51	4.750%	2,250,000	2,368,845
Collegiate Housing College Station
Series 2014
04/01/46	5.000%	7,250,000	7,768,737
Collegiate Housing Tarleton State University
Series 2015
04/01/47	5.000%	2,995,000	3,222,680
NCCD-College Station Properties LLC

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

TEXAS (CONTINUED)

Series 2015A
07/01/47	5.000%	$23,360,000	$25,250,992
North Texas Tollway Authority
Prerefunded 01/01/18 Revenue Bonds
Toll 2nd Tier
Series 2008F (GNMA/FNMA)
01/01/38	5.750%	11,355,000	12,000,759
Refunding Revenue Bonds
1st Tier
Series 2009C
01/01/44	5.250%	5,000,000	5,351,550
Series 2011
01/01/38	5.000%	5,500,000	6,054,455
Series 2012B
01/01/42	5.000%	12,845,000	14,444,973
2nd Tier
Series 2015A
01/01/38	5.000%	9,230,000	10,608,408
Series 2016A
01/01/39	4.000%	875,000	933,074
01/01/39	5.000%	2,500,000	2,911,100
Pottsboro Higher Education Finance Corp. Revenue Bonds Series 2016A
08/15/36	5.000%	390,000	397,839
Red River Health Facilities Development Corp.
Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/34	7.500%	2,000,000	2,341,460
11/15/44	7.750%	2,800,000	3,293,556
San Juan Higher Education Finance Authority Prerefunded 08/15/20 Revenue Bonds Idea Public Schools Series 2010A
08/15/40	6.700%	2,700,000	3,236,436
Sanger Industrial Development Corp. Revenue Bonds Texas Pellets Project Series 2012B AMT (a)
07/01/38	8.000%	34,645,000	29,196,381
Tarrant County Cultural Education Facilities Finance Corp.
Prerefunded 05/15/17 Revenue Bonds
Air Force Villages, Inc. Obligation Group
Series 2007
05/15/27	5.125%	2,000,000	2,046,420
05/15/37	5.125%	2,000,000	2,046,420
Refunding Revenue Bonds
Barton Creek Senior Living Center
Series 2015
11/15/25	5.000%	1,675,000	1,990,101
11/15/30	5.000%	2,345,000	2,640,681
11/15/35	5.000%	1,750,000	1,941,852
11/15/40	5.000%	1,195,000	1,322,124
Baylor Scott & White Health
Series 2016

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

TEXAS (CONTINUED)

11/15/42	4.000%	$10,000,000	$10,602,400
Trinity Terrace Project
Series 2014
10/01/44	5.000%	2,500,000	2,781,025
10/01/49	5.000%	1,870,000	2,072,091
Revenue Bonds
CC Young Memorial Home
Series 2009A
02/15/38	8.000%	4,000,000	4,440,320
Stayton at Museum Way
Series 2009A
11/15/44	8.250%	12,000,000	12,880,320
Texas City Industrial Development Corp. Refunding Revenue Bonds Arco Pipe Line Co. Project Series 1990
10/01/20	7.375%	2,000,000	2,425,720
Texas Municipal Gas Acquisition & Supply Corp. III
Revenue Bonds
Series 2012
12/15/29	5.000%	8,300,000	9,340,405
12/15/32	5.000%	7,500,000	8,359,650
Texas Private Activity Bond Surface Transportation Corp. (a)
Revenue Bonds
Senior Lien - Blueridge Transportation
Series 2016 AMT
12/31/50	5.000%	7,750,000	8,542,670
12/31/55	5.000%	13,250,000	14,487,550
Uptown Development Authority Prerefunded 09/01/19 Tax Allocation Bonds Infrastructure Improvement Facilities Series 2009
09/01/29	5.500%	500,000	561,845
Total			450,515,160

VIRGINIA 0.6%

City of Chesapeake Expressway Toll Road Revenue Bonds Transportation System Senior Series 2012A
07/15/47	5.000%	7,505,000	8,260,903
Fairfax County Industrial Development Authority Refunding Revenue Bonds Inova Health System Project Series 1993
08/15/23	5.000%	10,000,000	11,729,500
Fredericksburg Economic Development Authority
Refunding Revenue Bonds
Mary Washington Healthcare Obligation
Series 2014
06/15/30	5.000%	1,000,000	1,151,510
06/15/31	5.000%	800,000	917,656
06/15/33	5.000%	500,000	568,395

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

VIRGINIA (CONTINUED)

Mosaic District Community Development Authority Special Assessment Bonds Series 2011A
03/01/26	6.625%	$2,145,000	$2,442,190
Total			25,070,154

WASHINGTON 2.0%

Greater Wenatchee Regional Events Center Public Facilities District
Revenue Bonds
Series 2012A
09/01/27	5.000%	1,540,000	1,639,946
09/01/32	5.250%	1,000,000	1,051,130
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/35	6.000%	1,300,000	1,322,490
12/01/45	6.250%	2,500,000	2,550,125
Skagit County Public Hospital District No. 1
Prerefunded 12/01/17 Revenue Bonds
Skagit Valley Hospital
Series 2007
12/01/28	5.750%	1,500,000	1,580,790
12/01/32	5.750%	2,000,000	2,107,720
Revenue Bonds
Skagit Valley Hospital
Series 2005
12/01/30	5.500%	1,235,000	1,240,706
Snohomish County Public Utility District No. 1 Refunding Revenue Bonds Generation System Series 1986A Escrowed to Maturity
01/01/20	5.000%	12,000,000	13,476,360
Washington Health Care Facilities Authority Revenue Bonds Overlake Hospital Medical Center Series 2010
07/01/30	5.500%	3,000,000	3,379,560
Washington Higher Education Facilities Authority Refunding Revenue Bonds Whitworth University Project Series 2009
10/01/40	5.625%	4,685,000	5,126,093
Washington State Housing Finance Commission
Prerefunded 01/01/17 Revenue Bonds
Skyline at First Hill Project
Series 2007A
01/01/27	5.625%	2,500,000	2,519,125
01/01/38	5.625%	19,450,000	19,606,767
Prerefunded 01/01/23 Revenue Bonds
Presbyterian Retirement
Series 2013
01/01/28	5.000%	985,000	1,190,540
Refunding Revenue Bonds
Nonprofit Housing-Mirabella
Series 2012

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

WASHINGTON (CONTINUED)

10/01/32	6.500%	$9,800,000	$10,701,502
10/01/47	6.750%	1,000,000	1,089,830
Presbyterian Retirement
Series 2013 Escrowed to Maturity
01/01/23	5.000%	600,000	658,644
Revenue Bonds
Heron’s Key
Series 2015A
07/01/30	6.500%	480,000	504,753
07/01/35	6.750%	550,000	581,878
07/01/45	7.000%	1,800,000	1,921,950
Unrefunded Revenue Bonds
Presbyterian Retirement
Series 2013
01/01/23	5.000%	600,000	651,234
01/01/28	5.000%	1,030,000	1,086,897
01/01/33	5.000%	1,315,000	1,372,281
01/01/43	5.250%	3,870,000	4,054,251
Washington State Housing Finance Commission (b)
Refunding Revenue Bonds
Bayview Manor Homes
Series 2016A
07/01/46	5.000%	1,275,000	1,352,788
Skyline 1st Hill Project
Series 2015
01/01/20	4.125%	490,000	494,836
01/01/25	5.000%	770,000	789,250
01/01/35	5.750%	575,000	588,863
01/01/45	6.000%	2,325,000	2,380,498
Total			85,020,807

WEST VIRGINIA 0.1%

West Virginia Economic Development Authority Refunding Revenue Bonds Appalachian Power Co.-Amos Project Series 2010A
12/01/38	5.375%	3,850,000	4,309,883

WISCONSIN 3.7%

City of La Crosse Refunding Revenue Bonds Northern States Power Co. Project Series 1996 AMT (a)
11/01/21	6.000%	6,000,000	7,211,460
Monroe Redevelopment Authority Prerefunded 02/15/19 Revenue Bonds Monroe Clinic, Inc. Series 2009
02/15/39	5.875%	5,000,000	5,550,450
Public Finance Authority (a)
Refunding Revenue Bonds
Celanese Project
Series 2016B AMT
12/01/25	5.000%	4,500,000	5,178,015
TRIPS Senior Obligation Group

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

WISCONSIN (CONTINUED)

Series 2012B AMT
07/01/28	5.250%	$4,000,000	$4,420,640
07/01/42	5.000%	2,000,000	2,115,480
Waste Management, Inc. Project
Series 2016 AMT
05/01/27	2.875%	2,370,000	2,384,741
Public Finance Authority (b)
Revenue Bonds
NC Charter Educational Foundation Project
Series 2016
06/15/36	5.000%	2,465,000	2,461,796
State of Wisconsin Revenue Bonds Series 2009A
05/01/33	5.750%	17,700,000	19,633,017
Wisconsin Health & Educational Facilities Authority
Prerefunded 02/15/19 Revenue Bonds
ProHealth Care, Inc. Obligation Group
Series 2009
02/15/39	6.625%	25,150,000	28,362,912
Prerefunded 04/01/18 Revenue Bonds
Riverview Hospital Association
Series 2008
04/01/38	5.750%	4,000,000	4,276,560
Prerefunded 09/15/19 Revenue Bonds
St. John’s Community, Inc.
Series 2009A
09/15/29	7.250%	1,000,000	1,174,690
09/15/39	7.625%	1,000,000	1,185,270
Refunding Revenue Bonds
Ascension Health Credit Group
Series 2016
11/15/36	4.000%	8,225,000	8,811,114
11/15/46	4.000%	28,000,000	29,498,560
Revenue Bonds
Aurora Health Care, Inc.
Series 2010A
04/15/39	5.625%	6,100,000	6,746,417
Beaver Dam Community Hospitals
Series 2013A
08/15/28	5.125%	6,750,000	7,423,515
08/15/34	5.250%	8,000,000	8,727,920
ProHealth Care, Inc.
Series 2012
08/15/28	5.000%	1,570,000	1,771,321
ThedaCare, Inc.
Series 2015
12/15/44	5.000%	6,725,000	7,661,927
Unrefunded Revenue Bonds
Medical College of Wisconsin
Series 2008A
12/01/35	5.250%	1,365,000	1,465,737
Total			156,061,542

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

WYOMING 0.2%

County of Campbell Revenue Bonds Basin Electric Power Cooperative Series 2009A
07/15/39	5.750%	$7,900,000	$8,759,441

Total Municipal Bonds (Cost: $3,822,575,161)			$4,119,249,836

Municipal Bonds Held in Trust 0.4%

MASSACHUSETTS 0.4%

Massachusetts Health & Educational Facilities Authority Revenue Bonds Harvard University Series 2009A (b)(g)(h)
11/15/36	5.500%	16,000,000	17,471,680

Total Municipal Bonds Held in Trust (Cost: $17,422,323)			$17,471,680

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes 1.9%

COLORADO 0.1%

City & County of Denver Refunding Certificate of Participation VRDN Series 2008A-1 (g)
12/01/29	0.520%	5,000,000	5,000,000

INDIANA 0.1%

Indiana Finance Authority Unrefunded Revenue Bonds Lease VRDN Series 2009 (g)
02/01/37	0.530%	2,100,000	2,100,000

MASSACHUSETTS 0.6%

Commonwealth of Massachusetts Limited General Obligation Bonds Consolidated Loan VRDN Series 2014A (g)
03/01/26	0.500%	24,835,000	24,835,000

NEW HAMPSHIRE 0.3%

New Hampshire Health & Education Facilities Authority Revenue Bonds University System New Hampshire VRDN Series 2005-A1 (State Street) (g)(i)
07/01/35	0.520%	3,000,000	3,000,000

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes (continued)

NEW HAMPSHIRE (CONTINUED)

New Hampshire Health and Education Facilities Authority Act Revenue Bonds University of New Hampshire VRDN Series 2012B-2 (g)
07/01/33	0.520%	$8,000,000	$8,000,000
Total			11,000,000

NEW YORK 0.8%

City of New York (g)
Unlimited General Obligation Bonds
Fiscal 2015
VRDN Subordinated Series 2015
06/01/44	0.510%	2,100,000	2,100,000
VRDN Series 2011A-5
08/01/36	0.510%	3,600,000	3,600,000
VRDN Subordinated Series 2014D-3
10/01/39	0.510%	6,000,000	6,000,000
New York City Transitional Finance Authority Subordinated Revenue Bonds Future Tax Secured VRDN Series 2016 (g)
02/01/45	0.520%	10,000,000	10,000,000
New York City Water & Sewer System (g)
Revenue Bonds
2nd General Resolution
VRDN Series 2013DD-2
06/15/43	0.520%	7,000,000	7,000,000
2nd General Resolution Fiscal 2015
VRDN Series 2015
06/15/48	0.510%	3,700,000	3,700,000
Syracuse Industrial Development Agency Revenue Bonds Syracuse University VRDN Series 2008A-2 (JPMorgan Chase Bank) (g)(i)
12/01/37	0.500%	3,400,000	3,400,000
Total			35,800,000

Total Floating Rate Notes (Cost: $78,735,000)			$78,735,000

		Shares	Value

Money Market Funds —%

Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.380% (j)		580,891	$580,891

Total Money Market Funds (Cost: $580,891)			$580,891

Total Investments
(Cost: $3,919,313,375) (k)			$4,216,037,407(l)
Other Assets & Liabilities, Net			1,514,336
Net Assets			$4,217,551,743

Notes to Portfolio of Investments

(a)	Income from this security may be subject to alternative minimum tax.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At October 31, 2016, the value of these securities amounted to $101,115,474 or 2.40% of net assets.

(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)	Zero coupon bond.
(e)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2016, the value of these securities amounted to $16,500,461, which represents 0.39% of net assets.

(f)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At October 31, 2016, the value of these securities amounted to $42,743,934 or 1.01% of net assets.

(g)	Variable rate security.
(h)

The Fund entered into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trust funds the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund’s Portfolio of Investments.

(i)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(j)	The rate shown is the seven-day current annualized yield at October 31, 2016.
(k)

At October 31, 2016, the cost of securities for federal income tax purposes was approximately $3,919,313,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$343,403,000
Unrealized Depreciation	(46,679,000)
Net Unrealized Appreciation	$296,724,000

(l)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IBC	Insurance Bond Certificate
MGIC	Mortgage Guaranty Insurance Corporation
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	4,119,249,836	—	4,119,249,836
Municipal Bonds Held in Trust	—	17,471,680	—	17,471,680
Floating Rate Notes	—	78,735,000	—	78,735,000
Money Market Funds	580,891	—	—	580,891
Total Investments	580,891	4,215,456,516	—	4,216,037,407

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia U.S. Social Bond Fund

October 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 87.5%
ALABAMA 4.8%
Alabama Special Care Facilities Financing Authority Refunding Revenue Bonds Children’s Hospital of Alabama Series 2015
06/01/27	5.000%	$250,000	$303,407
Butler County Board of Education Refunding Revenue Bonds Series 2015 (AGM)
07/01/26	5.000%	250,000	298,965
Calhoun County Board of Education Special Tax School Warrants Series 2016 (BAM)
02/01/29	5.000%	250,000	296,908
University of South Alabama Refunding Revenue Bonds Series 2016 (AGM)
11/01/33	5.000%	300,000	356,067
Water Works Board of the City of Birmingham (The) Refunding Revenue Bonds Subordinated Series 2016B
01/01/30	5.000%	250,000	304,290
Total			1,559,637

ARIZONA 2.1%
Industrial Development Authority of the County of Pima (The) Refunding Revenue Bonds American Leadership Academy Series 2015 (a)
06/15/35	5.375%	250,000	260,665
La Paz County Industrial Development Authority Revenue Bonds Charter School Solutions - Harmony Public Series 2016
02/15/36	5.000%	100,000	108,985
Pinal County Union High School District No. 82 Casa Grande Unlimited General Obligation Refunding Bonds Series 2015 (AGM)
07/01/26	5.000%	250,000	304,737
Total			674,387

ARKANSAS 0.8%
Springdale Public Facilities Board Revenue Bonds Arkansas Children’s Northwest Series 2016
03/01/36	4.000%	250,000	270,480

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA 12.1%
California Infrastructure & Economic Development Bank Refunding Revenue Bonds Salvation Army Western Territory (The) Series 2016
09/01/30	4.000%	$250,000	$276,303
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2015A
02/01/22	5.000%	215,000	250,767
Harbor Regional Center Project
Series 2015
11/01/24	5.000%	250,000	306,187
California School Finance Authority (a)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/36	5.000%	250,000	282,060
Revenue Bonds
Green Dot Public School Project
Series 2015A
08/01/25	4.000%	250,000	270,708
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System West
Series 2015
03/01/25	5.000%	250,000	311,692
Revenue Bonds
Loma Linda University Medical Center
Series 2014
12/01/34	5.250%	250,000	280,415
City of Riverside Sewer Refunding Revenue Bonds Series 2015A
08/01/21	5.000%	250,000	292,680
Jurupa Unified School District Unlimited General Obligation Bonds Series 2015A
08/01/23	5.000%	225,000	276,464
Monterey Regional Waste Management Authority Revenue Bonds Series 2015B AMT (b)
04/01/21	4.000%	250,000	275,093
Pajaro Valley Water Management Agency Refunding Revenue Bonds Series 2015 (AGM)
03/01/22	5.000%	250,000	296,168
Palomar Health Refunding Revenue Bonds Series 2016
11/01/36	5.000%	100,000	112,152

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Tuolumne Wind Project Authority Refunding Revenue Bonds Tuolumne Wind Project Series 2016A
01/01/29	5.000%	$300,000	$373,665
West Kern Community College District Unlimited General Obligation Refunding Bonds Series 2015A (AGM)
11/01/24	5.000%	250,000	310,192
Total			3,914,546

COLORADO 0.9%
Colorado Health Facilities Authority Refunding Revenue Bonds Parkview Medical Center Series 2015B
09/01/26	5.000%	250,000	297,870

CONNECTICUT 0.8%
State of Connecticut Clean Water Fund-State Revolving Fund Revenue Bonds Green Bonds Series 2015A
03/01/19	5.000%	250,000	273,370

DISTRICT OF COLUMBIA 1.8%
District of Columbia
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/23	5.000%	250,000	304,755
Friendship Public Charter School
Series 2016
06/01/41	5.000%	250,000	282,693
Total			587,448

FLORIDA 2.6%
City of Tallahassee Revenue Bonds Tallahassee Memorial Healthcare, Inc. Project Series 2016
12/01/55	5.000%	250,000	279,987
Florida Development Finance Corp. Revenue Bonds Renaissance Charter School Inc. Projects Series 2015 (a)
06/15/25	5.000%	250,000	257,938

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
School District of Broward County Refunding Certificate of Participation Series 2016A
07/01/32	5.000%	$250,000	$296,987
Total			834,912

GEORGIA 2.4%
Cedartown Polk County Hospital Authority Revenue Bonds RAC Series 2016
07/01/39	5.000%	250,000	284,475
Georgia Housing & Finance Authority Refunding Revenue Bonds Series 2015A-2 AMT (b)
06/01/20	2.000%	500,000	507,050
Total			791,525

GUAM 0.9%
Guam Government Waterworks Authority (c)
Refunding Revenue Bonds
Series 2014A
07/01/35	5.000%	150,000	167,897
Revenue Bonds
Series 2016
07/01/36	5.000%	100,000	114,413
Total			282,310

IDAHO 1.6%
Idaho Health Facilities Authority Refunding Revenue Bonds Madison Memorial Hospital Series 2016
09/01/28	5.000%	250,000	287,265
Idaho Housing & Finance Association Revenue Bonds Series 2015A-1
07/01/25	3.200%	230,000	244,890
Total			532,155

ILLINOIS 5.3%
Chicago Park District Limited General Obligation Bonds Series 2016A (d)
01/01/32	5.000%	300,000	339,699
Chicago Transit Authority Refunding Revenue Bonds Series 2015
06/01/21	5.000%	250,000	281,867

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
City of Chicago Waterworks Revenue Bonds 2nd Lien Series 2014
11/01/32	4.000%	$250,000	$259,187
Cook County Community High School District No. 212 Leyden Revenue Bonds Series 2016C (BAM)
12/01/34	5.000%	250,000	283,345
Illinois Housing Development Authority Revenue Bonds Series 2016A
10/01/36	3.450%	250,000	253,258
Metropolitan Water Reclamation District of Greater Chicago Unlimited General Obligation Green Bonds Series 2016E
12/01/33	5.000%	250,000	295,370
Total			1,712,726

INDIANA 2.6%
Indiana Finance Authority Taxable Revenue Bonds Series 2016A
07/01/27	2.816%	250,000	251,280
Ivy Tech Community College of Indiana Refunding Revenue Bonds Student Fee Series 2015T
07/01/24	5.000%	250,000	306,445
Northern Indiana Commuter Transportation District Revenue Bonds Series 2016
07/01/32	5.000%	250,000	295,822
Total			853,547

KENTUCKY 0.8%
Kentucky Housing Corp. Taxable Refunding Revenue Bonds Series 2016A
07/01/31	3.499%	250,000	256,183

LOUISIANA 0.8%
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Ochsner Clinic Foundation
Series 2016
05/15/34	5.000%	100,000	115,406
Louisiana Public Facilities Authority (a)(b)
Revenue Bonds
Louisiana Pellets, Inc. Project

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOUISIANA (CONTINUED)
Series 2015 AMT
07/01/24	7.000%	$250,000	$142,445
Total			257,851

MAINE 0.8%
Maine State Housing Authority Revenue Bonds Series 2016A
11/15/35	3.300%	250,000	250,580

MARYLAND 3.5%
Maryland Economic Development Corp. Revenue Bonds Purple Line Light Rail Project Series 2016 AMT (b)
03/31/36	5.000%	250,000	284,555
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/23	5.000%	250,000	297,362
The John Hopkins Health System
Series 2015
05/15/19	5.000%	250,000	275,190
University of Maryland Medical System
Series 2015
07/01/19	4.000%	250,000	268,998
Total			1,126,105

MASSACHUSETTS 2.6%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
South Shore Hospital
Series 2016I
07/01/31	5.000%	250,000	295,127
Revenue Bonds
Green Bonds - Boston Medical Center
Series 2015
07/01/44	5.000%	250,000	276,042
Massachusetts Housing Finance Agency Refunding Revenue Bonds Series 2016-181
12/01/36	3.600%	250,000	255,563
Total			826,732

MICHIGAN 0.9%
Michigan Finance Authority Revenue Bonds Local Government Loan Program - Great Lakes Water Authority Series 2015
07/01/32	5.000%	250,000	285,033

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MINNESOTA 3.5%
Dakota County Community Development Agency
Refunding Revenue Bonds
Series 2015B
01/01/21	5.000%	$250,000	$289,930
Revenue Bonds
Sanctuary at West St. Paul Project
Series 2015
08/01/30	5.750%	100,000	103,592
Northwest Multi-County Housing & Redevelopment Authority Refunding Revenue Bonds Pooled Housing Program Series 2015
07/01/24	4.000%	250,000	252,470
St. Cloud Housing & Redevelopment Authority
Taxable Revenue Bonds
Sanctuary St. Cloud Project
Series 2016
08/01/36	6.000%	250,000	245,157
St. Cloud Housing & Redevelopment Authority (d)
Refunding Revenue Bonds
Sanctuary at St. Cloud Project
Series 2017
08/01/36	5.500%	250,000	242,730
Total			1,133,879

MISSISSIPPI 2.8%
Biloxi Public School District Revenue Bonds Trust Certificates Series 2016 (BAM)
04/01/29	5.000%	250,000	299,307
City of Gulfport Unlimited General Obligation Refunding Bonds Water & Sewer Series 2015
07/01/21	5.000%	250,000	289,535
Mississippi Development Bank Revenue Bonds Mississippi Gulf Coast Community College District Series 2016F (d)
12/01/32	4.000%	300,000	322,905
Total			911,747

MISSOURI 2.4%
Health & Educational Facilities Authority of the State of Missouri Refunding Revenue Bonds Children’s Mercy Hospital (The) Series 2016
05/15/39	4.000%	300,000	310,347

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSOURI (CONTINUED)
Missouri Housing Development Commission Revenue Bonds 1st Place Homeownership Loan Project Series 2015
11/01/27	3.250%	$220,000	$231,213
St. Louis County Industrial Development Authority Improvement Refunding Revenue Bonds Ranken-Jordan Project Series 2016
11/15/28	5.000%	200,000	218,484
Total			760,044

NEBRASKA 0.8%
Nebraska Investment Finance Authority Single Family Housing Revenue Bonds Series 2015 (GNMA/FNMA)
09/01/30	3.450%	250,000	260,280

NEVADA 0.9%
Las Vegas Valley Water District Limited General Obligation Refunding Bonds Water Improvement Series 2016A
06/01/41	5.000%	250,000	295,253

NEW MEXICO 0.9%
New Mexico Hospital Equipment Loan Council Revenue Bonds Presbyterian Healthcare Services Series 2015
08/01/21	5.000%	250,000	290,548

NEW YORK 7.8%
Build NYC Resource Corp. Revenue Bonds Series 2015
07/01/28	5.000%	250,000	297,995
Housing Development Corp.
Refunding Revenue Bonds
Series 2015A-1
11/01/18	1.150%	250,000	250,205
Sustainable Neighborhood
Series 2015S
05/01/26	3.400%	500,000	533,905
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2015D-1
11/15/26	5.000%	250,000	310,627
Revenue Bonds
Green Bonds
Series 2016A-1
11/15/33	5.000%	250,000	295,760

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Onondaga Civic Development Corp. Refunding Revenue Bonds Community College Housing Bonds Series 2015
10/01/23	5.000%	$250,000	$295,958
State of New York Mortgage Agency Refunding Revenue Bonds Series 2016-196 AMT (b)
10/01/35	3.650%	250,000	254,170
Westchester County Local Development Corp. Refunding Revenue Bonds Westchester Medical Center Series 2016
11/01/34	5.000%	250,000	284,740
Total			2,523,360

OHIO 2.8%
American Municipal Power, Inc. Green Revenue Bonds Meldahl Hydroelectric Project Series 2016
02/15/27	5.000%	250,000	305,955
City of Cleveland Water Pollution Control Revenue Bonds Green Bonds Series 2016
11/15/41	5.000%	250,000	290,400
Columbus City School District Unlimited General Obligation Refunding Bonds School Facilities Construction & Improvement Series 2016
12/01/32	5.000%	250,000	303,675
Total			900,030

PENNSYLVANIA 3.4%
Capital Region Water Refunding Revenue Bonds Series 2016A (BAM)
07/15/29	5.000%	250,000	299,817
Montgomery County Industrial Development Authority Refunding Revenue Bonds Albert Einstein HealthCare Network Series 2015
01/15/22	5.000%	250,000	283,025
Pennsylvania Turnpike Commission Refunding Subordinated Revenue Bonds Mass Transit Projects Series 2016A-1
12/01/41	5.000%	200,000	224,822

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA (CONTINUED)
Redevelopment Authority of the City of Philadelphia Refunding Revenue Bonds Series 2015A
04/15/28	5.000%	$250,000	$290,855
Total			1,098,519

RHODE ISLAND 0.8%
Rhode Island Housing & Mortgage Finance Corp. Refunding Revenue Bonds Homeownership Opportunity Series 2015 AMT (b)
10/01/25	3.550%	250,000	262,945

SOUTH CAROLINA 1.8%
SCAGO Educational Facilities Corp. for Colleton School District Refunding Revenue Bonds Series 2015
12/01/20	5.000%	250,000	283,183
Sumter Two School Facilities, Inc. Refunding Revenue Bonds Sumter School District Projects Series 2016 (BAM)
12/01/26	5.000%	250,000	302,420
Total			585,603

TENNESSEE 1.7%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds Vanderbilt University Medical Center Series 2016
07/01/31	5.000%	250,000	297,455
Tennessee Housing Development Agency Revenue Bonds Series 2015-1C
01/01/22	2.450%	240,000	248,866
Total			546,321

TEXAS 6.5%
Arlington Higher Education Finance Corp. Revenue Bonds Harmony Public Schools Series 2016A
02/15/31	5.000%	250,000	299,222
Austin Community College District Public Facility Corp. Refunding Revenue Bonds Series 2015
08/01/19	5.000%	250,000	274,998

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Cotulla Independent School District Unlimited General Obligation Bonds School Building Series 2015
02/15/19	5.000%	$250,000	$272,348
Harris County Cultural Education Facilities Finance Corp. Refunding Revenue Bonds Texas Children’s Hospital Series 2015
10/01/21	5.000%	250,000	292,742
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds Cardinal Bay, Inc. - Village on the Park Series 2016
07/01/46	5.000%	50,000	55,283
San Antonio Independent School District Unlimited General Obligation Refunding Bonds Series 2015 (Permenant School Fund Guarantee)
02/15/22	5.000%	250,000	297,302
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds Cook Children’s Medical Center Series 2014
12/01/39	5.000%	280,000	318,746
Texas State Technical College Refunding Revenue Bonds Improvements Series 2016 (AGM)
10/15/30	4.000%	250,000	274,083
Total			2,084,724

WASHINGTON 1.5%
Energy Northwest Wind Project Refunding Revenue Bonds Series 2015
07/01/29	4.000%	250,000	272,438
King County Public Hospital District No. 4 Revenue Bonds Series 2015A
12/01/35	6.000%	200,000	203,460
Total			475,898

WEST VIRGINIA 0.8%
West Virginia Housing Development Fund Refunding Revenue Bonds Series 2015A AMT (b)
11/01/18	1.500%	250,000	251,643

WISCONSIN 1.0%
Public Finance Authority
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WISCONSIN (CONTINUED)
FFAH NC & MO Portfolio
Series 2015
12/01/35	4.750%	$250,000	$260,670
Public Finance Authority (a)
Revenue Bonds
NC Charter Educational Foundation Project
Series 2016
06/15/36	5.000%	60,000	59,922
Total			320,592
Total Municipal Bonds (Cost: $27,836,880)			$28,288,783

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 9.3%
Banking 1.6%
Bank of America Corp. Green Bond
05/12/18	1.950%	250,000	251,468
Morgan Stanley Green Bond
12/07/18	2.200%	250,000	252,247
Total			503,715

Electric 0.8%
NextEra Energy Capital Holdings, Inc.
06/01/17	1.586%	250,000	250,632

Food and Beverage 0.6%
ConAgra Foods, Inc.
01/25/23	3.200%	196,000	200,722

Life Insurance 0.8%
Five Corners Funding Trust (a)
11/15/23	4.419%	250,000	270,785

Media and Entertainment 2.4%
Scripps Networks Interactive, Inc.
06/15/20	2.800%	500,000	510,039
Time Warner, Inc.
03/15/20	4.875%	250,000	272,876
Total			782,915

Pharmaceuticals 0.8%
AbbVie, Inc.
05/14/18	1.800%	250,000	250,786

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology 0.8%
Apple, Inc. Green Bond
02/23/23	2.850%	$250,000	$259,279

Wirelines 1.5%
AT&T, Inc.
06/30/22	3.000%	250,000	253,497
Verizon Communications, Inc.
11/01/22	2.450%	250,000	250,000
Total			503,497
Total Corporate Bonds & Notes (Cost: $2,957,848)			$3,022,331

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes 3.9%
CALIFORNIA 0.8%
Los Angeles Department of Water & Power Refunding Revenue Bonds VRDN Subordinated Series 2016B-3 (e)
07/01/34	0.450%	250,000	250,000

NEW HAMPSHIRE 0.8%
New Hampshire Health & Education Facilities Authority Revenue Bonds University System New Hampshire VRDN Series 2005-A1 (State Street) (e)(f)
07/01/35	0.520%	250,000	250,000

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes (continued)
NEW YORK 1.5%
New York City Water & Sewer System Revenue Bonds VRDN Series 2010 (U.S. Bank) (e)(f)
06/15/43	0.500%	$250,000	$250,000
State of New York Mortgage Agency Revenue Bonds VRDN Series 2006-139 (JPMorgan Chase Bank) AMT (b)(e)(f)
10/01/37	0.630%	250,000	250,000
Total			500,000

PENNSYLVANIA 0.8%
Hospitals & Higher Education Facilities Authority of Philadelphia (The) Revenue Bonds Childrens Hospital VRDN Series 2012 (e)
07/01/41	0.520%	250,000	250,000
Total Floating Rate Notes (Cost: $1,250,000)			$1,250,000
Total Investments (Cost: $32,044,728) (g)			$32,561,114(h)
Other Assets & Liabilities, Net			(236,198)
Net Assets			$32,324,916

At October 31, 2016, cash totaling $18,900 was pledged as collateral.

Investments in Derivatives Short Futures Contracts Outstanding at October 31, 2016

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 10-Year Note	(7)	USD	(907,375)	12/2016	10,270	—
U.S. Treasury 10-Year Note	(7)	USD	(907,375)	12/2016	5,236	—
Total			(1,814,750)		15,506	—

Notes to Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At October 31, 2016, the value of these securities amounted to $1,544,523 or 4.78% of net assets.

(b)	Income from this security may be subject to alternative minimum tax.
(c)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At October 31, 2016, the value of these securities amounted to $282,310 or 0.87% of net assets.

(d)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(e)	Variable rate security.

(f)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(g)

At October 31, 2016, the cost of securities for federal income tax purposes was approximately $32,045,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$733,000
Unrealized Depreciation	(217,000)
Net Unrealized Appreciation	$516,000

(h)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Co.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
RAC	Revenue Anticipation Certificate
VRDN	Variable Rate Demand Note

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                            Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                            Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                            Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	28,288,783	—	28,288,783
Corporate Bonds & Notes	—	3,022,331	—	3,022,331
Floating Rate Notes	—	1,250,000	—	1,250,000
Total Investments	—	32,561,114	—	32,561,114
Derivatives
Assets
Futures Contracts	15,506	—	—	15,506
Total	15,506	32,561,114	—	32,576,620

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	December 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	December 21, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	December 21, 2016